UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2019

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California

■ New Jersey

■ New York

■ Oregon

Semi-Annual Report	June 30, 2019

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestorsfunds.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2019, and held for the entire six-month period ended June 30, 2019. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.94%
Actual		$1,000.00	$1,042.14	$4.76
Hypothetical**		$1,000.00	$1,020.13	$4.71
Advisor Class Shares	0.70%
Actual		$1,000.00	$1,042.23	$3.54
Hypothetical**		$1,000.00	$1,021.32	$3.51
Institutional Class Shares	0.62%
Actual		$1,000.00	$1,044.68	$3.14
Hypothetical**		$1,000.00	$1,021.72	$3.11

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

TAX EXEMPT INCOME FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Alaska—.1%
$875M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	$871,036
	Arizona—1.5%
	Arizona State Indl. Dev. Authority:
875M	6% 7/1/2049	905,581
875M	5.5% 7/1/2052	836,211
	Glendale Indl. Dev. Auth. Revenue:
875M	5.25% 11/15/2046	921,331
875M	5% 7/1/2048	919,704
5,000M	Salt River Agric. Impt. & Elec. Rev. 5% 1/1/2038	5,991,550
		9,574,377
	California—7.7%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2020 (a)	5,196,000
	California State General Obligation:
7,000M	5% 10/1/2026	8,725,850
5,000M	5.25% 9/1/2030	5,777,700
5,000M	5% 11/1/2030	5,752,250
5,000M	5% 8/1/2033	5,844,750
8,000M	5% 9/1/2035	9,592,800
700M	California State Muni Fin. Rev. 5.5% 6/1/2053	768,166
875M	California State Pollution Control 8% 7/1/2039	951,309
5,000M	Orange County Local Trans. Auth. GO 5% 2/15/2039	6,245,100
		48,853,925
	Colorado—.5%
525M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	536,282
875M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	858,497
1,000M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	1,021,100

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2019

Principal Amount	Security	Value
	Colorado (continued)
$875M	South Maryland Creek Ranch GO 5.625% 12/1/2047	$894,355
		3,310,234
	District of Columbia—2.7%
	District of Columbia General Obligation:
5,000M	6% 6/1/2021	5,446,700
10,000M	5% 6/1/2034	11,502,500
		16,949,200
	Florida—9.1%
875M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	773,115
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,052,000
	Capital Trust Agency Revenue:
875M	10% 11/1/2020	988,636
875M	5% 7/1/2046	921,524
350M	7% 10/1/2049	342,209
775M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	771,226
4,305M	Lee County Airport Rev. 5% 10/1/2033	5,040,983
850M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052	893,902
5,000M	Manatee County School Board COP 5.625% 7/1/2021 (a)	5,425,000
5,700M	Miami-Dade County Aviation 5% 10/1/2037	6,518,007
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev. 5.375% 10/1/2019 (a)	5,050,100
11,720M	Miami-Dade County School Board COP 5% 5/1/2028	13,733,730
5,000M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,017,050
5,000M	Sarasota County Util. Sys. Rev. 5% 10/1/2039	6,185,150
875M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	873,871
		57,586,503
	Georgia—3.6%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,282,500

Principal Amount	Security	Value
	Georgia (continued)
	Atlanta Water & Wastewater Revenue:
$3,420M	5.25% 11/1/2019 (a)	$3,464,460
1,580M	5.25% 11/1/2034	1,599,955
5,000M	5% 11/1/2035	5,839,650
3,100M	Fulton County Dev. Auth. Rev. 5% 6/15/2044	3,797,407
2,790M	Georgia State Environmental Loan Acquisition Corp. 5.125% 3/15/2031	2,790,000
		22,773,972
	Idaho—.2%
775M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	874,959
	Illinois—4.4%
875M	Bridgeview GO 5.625% 12/1/2041	900,375
860M	Chicago Board of Education GO 5% 12/1/2041	888,260
5,430M	Chicago Board of Education Lease Certificates 6% 1/1/2020	5,520,627
	Chicago O’Hare Intl. Airport Revenue:
5,000M	6.5% 1/1/2021 (a)	5,387,400
5,000M	5% 1/1/2037	5,952,100
	Illinois Finance Auth. Revenue:
875M	Admiral Lake Project 5.5% 5/15/2054	918,208
875M	Blue Station Project 5% 12/1/2053	860,834
7,000M	Northwestern Memorial Hospital 5.75% 8/15/2019 (a)	7,036,540
380M	Windy City Portfolio 5.5% 12/1/2052	287,664
		27,752,008
	Indiana—1.2%
770M	Anderson Econ. Dev. Rev. 6% 1/1/2042	820,404
5,570M	Indiana State Fin. Auth. Rev. 5% 2/1/2028	6,747,331
		7,567,735
	Louisiana—1.0%
875M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	896,464
875M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	974,916

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2019

Principal Amount	Security	Value
	Louisiana (continued)
$4,835M	Regional Trans. Auth. Zero Coupon 12/1/2021	$4,340,670
		6,212,050
	Massachusetts—4.0%
1,045M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	1,060,267
5,000M	Massachusetts State Dev. Fin. Agy. Rev. 5% 7/15/2040	6,985,250
5,000M	Massachusetts State GO 5% 7/1/2037	5,826,400
10,000M	Massachusetts State School Bldg. Auth. 5% 8/15/2037	11,675,100
		25,547,017
	Michigan—2.6%
3,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2019 (a)	3,000,000
875M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	875,026
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,234,850
6,300M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,305,921
		16,415,797
	New Jersey—5.0%
5,000M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,761,400
	New Jersey State Transportation Trust Fund Authority:
5,000M	5.75% 6/15/2023	5,736,600
5,000M	5% 12/15/2025	5,820,650
	New Jersey State Turnpike Auth. Revenue:
5,000M	5% 7/1/2022 (a)	5,548,350
5,050M	5% 1/1/2032	6,219,479
1,860M	5% 1/1/2043	2,026,898
700M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	751,478
		31,864,855
	New York—27.2%
500M	Build New York City Resource Corp. 5.75% 2/1/2049	526,800
5,000M	Metropolitan Trans Auth. 5% 11/15/2036	5,975,250
875M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	883,750

Principal Amount	Security	Value
	New York (continued)
$5,000M	New York City GO 5% 6/1/2034	$5,855,850
	New York City Municipal Water Fin. Auth. Revenue:
22,000M	6% 6/15/2021	24,054,360
5,000M	5% 6/15/2039	5,869,050
	New York City Trans. Fin. Auth. Revenue:
6,965M	Building Aid Rev. 5% 7/15/2031	8,139,090
	Future Tax:
5,000M	5% 2/1/2035	5,989,650
7,500M	5% 11/1/2038	8,084,550
5,000M	5% 8/1/2042	5,718,200
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	12,045,500
	Personal Income Tax Revenue:
5,000M	5% 3/15/2031	5,880,500
5,000M	5% 3/15/2035	5,444,850
5,000M	5% 2/15/2037	5,426,450
	New York State Thruway Authority:
11,250M	5% 1/1/2031	13,168,013
5,000M	5% 1/1/2032	5,671,950
5,000M	New York State Trans. Dev. Corp. 5% 1/1/2033	5,937,050
10,000M	New York State Urban Dev. Corp. GO 5% 3/15/2035	11,785,400
	Port Authority of New York & New Jersey:
15,000M	5% 9/15/2025	18,006,750
3,105M	5% 10/15/2029	3,707,308
	Suffolk Tobacco Asset Securitization:
700M	6.625% 6/1/2044	737,338
750M	6% 6/1/2048	751,065
10,000M	Utility Debt Securitization Auth. Elec. Rev. 5% 12/15/2037	11,818,800
875M	Westchester County Indl. Dev. Fin. Agy. 7% 6/1/2046	981,601
		172,459,125
	Ohio—.5%
900M	Buckeye Tobacco Settlement Fing. Auth. Rev. 5.875% 6/1/2047	883,242

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2019

Principal Amount	Security	Value
	Ohio (continued)
$1,015M	Jefferson County GO 5.75% 12/1/2019	$1,032,590
805M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	828,852
445M	Montgomery County Senior Living 6.25% 4/1/2049	493,968
		3,238,652
	Oklahoma—.9%
5,000M	Oklahoma State Turnpike Auth. 5% 1/1/2042	5,807,050
	Oregon—4.3%
	Oregon State Dept. Admin. Svcs. Lottery Revenue:
6,500M	5% 4/1/2036	7,847,710
2,500M	5% 4/1/2038	3,110,125
2,000M	5% 4/1/2039	2,481,280
5,000M	Oregon State GO 5% 5/1/2044	6,147,500
6,650M	Washington County School District 5% 6/15/2032	7,677,093
		27,263,708
	Pennsylvania—4.0%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,278,450
875M	Dauphin County Gen. Auth. Rev. 5% 10/15/2034	957,451
875M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	886,471
	Pennsylvania State Turnpike Commission Revenue:
6,000M	5% 12/1/2043	6,677,520
5,000M	5% 12/1/2045	5,737,300
5,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,525,550
		25,062,742
	Puerto Rico—.1%
875M	Puerto Rico Sales Tax Fing. Corp. 4.75% 7/1/2053	852,740
	South Carolina—1.1%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,394,400
900M	South Carolina Jobs Econ. Dev. 7% 5/1/2039	903,051

Principal Amount	Security	Value
	South Carolina (continued)
$875M	South Carolina State Jobs 7% 11/1/2038	$902,676
		7,200,127
	Texas—8.3%
800M	Brazoria County Indl. Dev. Corp. 9% 3/1/2039	827,968
3,330M	Cypress-Fairbanks ISD TOB Trust 10.09622% 2/15/2044 (b)	4,552,843
5,000M	Dallas Area Rapid Transit 5% 12/1/2034	5,802,800
8,000M	Denton ISD GO 5% 8/15/2040	9,260,160
5,360M	Houston Utility System Rev. 5% 11/15/2033	6,073,952
875M	Jefferson County Indl. Dev. Corp. 7.75% 4/1/2039	894,635
875M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	894,285
1,250M	Port Beaumont Naval District 8% 2/1/2039	1,298,963
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,178,300
8,475M	San Antonio ISD GO 5% 8/15/2029	10,295,515
5,000M	State of Texas TOB Trust 7.534% 8/1/2035 (b)	5,028,000
	Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
875M	10% 3/15/2023	875,017
825M	6.375% 2/15/2048	911,477
800M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	809,320
		52,703,235
	Utah—2.8%
	Salt Lake City Airport Revenue:
10,000M	5% 7/1/2036	11,978,400
5,000M	5% 7/1/2038	5,951,600
		17,930,000
	Virginia—.2%
875M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	877,765
	Washington—2.0%
5,000M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	5,776,300
875M	King County Public Hosp. District Rev. 6.25% 12/1/2045	917,368

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2019

Principal Amount	Security	Value
	Washington (continued)
$5,000M	Washington State Health Care Facs. Auth. Rev. 6.375% 10/1/2033	$5,035,750
800M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045	879,856
		12,609,274
	West Virginia—.1%
700M	West Virginia State Econ. Dev. Auth. 8.75% 2/1/2036	717,731
	Wisconsin—3.2%
875M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048	901,162
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	13,289,160
825M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050	848,026
5,000M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,377,900
		20,416,248

Total Value of Municipal Bonds (cost $587,206,829)	98.3%	623,292,065
Other Assets, Less Liabilities	1.7	10,730,248
Net Assets	100.0%	$634,022,313

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2019.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District
TOB	Tender Option Bond

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.95%
Actual		$1,000.00	$1,051.93	$4.83
Hypothetical**		$1,000.00	$1,020.08	$4.76
Advisor Class Shares	0.66%
Actual		$1,000.00	$1,052.91	$3.36
Hypothetical**		$1,000.00	$1,021.52	$3.31
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,052.52	$3.26
Hypothetical**		$1,000.00	$1,021.62	$3.21

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—99.7%
	Alaska—.1%
$525M	Northern Tobacco Securitization Settlement Rev. 5% 6/1/2046	$522,622
	Arizona—.7%
	Arizona State Indl. Dev. Authority:
500M	6% 7/1/2049	517,475
375M	5.5% 7/1/2052	358,376
375M	5% 7/15/2049	403,219
500M	5% 12/15/2049	533,705
	Glendale Indl. Dev. Auth. Revenue:
200M	5% 11/15/2045	212,484
415M	5.25% 11/15/2046	436,974
375M	5% 7/1/2048	394,159
300M	5% 11/15/2053	318,657
		3,175,049
	California—11.0%
1,000M	Bay Area Toll Auth. 5% 4/1/2044	1,221,030
600M	California Community Hsg. Agy. 5% 4/1/2049	659,700
13,750M	California Edl. Facs. Auth. Rev. 5% 3/15/2039	19,345,150
355M	California School Fin. Auth. 4.75% 10/1/2024	376,062
	California State:
1,540M	5% 8/1/2033	1,800,183
5,000M	5% 4/1/2037	5,611,950
1,900M	5% 4/1/2038	2,369,357
300M	California State Muni Fin. Rev. 5.5% 6/1/2053	329,214
375M	California State Poll. Control Fin. Rev. 8% 7/1/2039	407,704
500M	Golden State Tobacco Securitization 5% 6/1/2047	500,625
7,500M	Los Angeles County Met. Trans. Auth. 5% 7/1/2044	9,136,875
5,000M	San Francisco City & County Airports 5% 5/1/2044	6,006,550
		47,764,400

Principal Amount	Security	Value
	Colorado—2.0%
$225M	Blue Lake Met. Dist. GO 5.25% 12/1/2048	$229,835
375M	Colorado State Health Facs. Auth. Hosp. Rev. 5.25% 11/1/2032	367,927
500M	Crowfoot Valley Ranch Met. Dist. GO 5.75% 12/1/2048	510,550
6,000M	Denver City & County Airport Rev. 5% 12/1/2043	7,093,860
500M	South Maryland Creek Ranch GO 5.625% 12/1/2047	511,060
		8,713,232
	Connecticut—2.2%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
500M	Ascension Health Credit Group 5% 11/15/2040	506,185
1,000M	Sacred Heart University 5% 7/1/2037	1,179,680
1,000M	State Supported Child Care 5% 7/1/2028	1,062,020
1,000M	Wesleyan University 5% 7/1/2020 (a)	1,037,150
500M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)	519,300
500M	Connecticut State Transmission Muni. Elec. Energy Rev. 5% 1/1/2030	539,645
855M	Hartford GO 5% 4/1/2021 (a)	907,925
1,000M	Hartford County Met. Dist. Clean Water Project Rev. 5% 4/1/2036	1,081,250
	Stamford Water Pollution Control Sys. & Fac. Revenue:
750M	5.5% 8/15/2038	866,445
500M	4% 4/1/2044	550,490
150M	Stratford GO 5% 7/1/2035	173,247
1,000M	Waterbury GO 5% 12/1/2032	1,124,720
		9,548,057
	District of Columbia—.8%
1,975M	Metropolitan Washington D.C. Airport Auth. 5% 10/1/2035	2,318,097
1,000M	Washington D.C. Met. Area Transit Auth. Rev. 5% 7/1/2043	1,186,520
		3,504,617

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	Florida—4.5%
$375M	Alachua County Hlth. Facs. Auth. Rev. 6.25% 11/15/2044	$331,335
5,000M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	5,729,950
	Capital Trust Agency Revenue:
375M	10% 11/1/2020	423,701
150M	6.75% 10/1/2037	147,054
500M	7% 12/1/2045	516,865
500M	5% 7/1/2046	526,585
320M	7% 10/1/2049	312,877
335M	Collier County Indl. Dev. Auth. Rev. 8.125% 5/15/2044	333,369
3,000M	Davie Educational Facs. Rev. 5% 4/1/2038	3,497,760
475M	Lee County Indl. Dev. Auth. Rev. 5.75% 12/1/2052	499,534
1,250M	Manatee County School Dist. Rev. 5% 10/1/2032	1,505,475
3,000M	Miami-Dade County Aviation Rev. 5% 10/1/2044	3,598,140
1,500M	Miami-Dade County Hlth. Facs. Auth. Rev. 5% 8/1/2042	1,749,960
375M	Volusia County Indl. Dev. Auth. Rev. 7.25% 7/1/2053	374,516
		19,547,121
	Georgia—2.0%
5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	5,274,850
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,701,825
880M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	880,000
		8,856,675
	Hawaii—3.7%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,593,725
3,750M	Honolulu City & County GO 5% 9/1/2041	4,549,913
7,600M	Honolulu City & County Wastewater Sys. Rev. 5% 7/1/2040	8,780,812
		15,924,450
	Idaho—.1%
330M	Idaho State Hlth. Facs. Auth. Rev. 8% 10/1/2044	372,563

Principal Amount	Security	Value
	Illinois—1.3%
$500M	Bridgeview GO 5.625% 12/1/2041	$514,500
365M	Chicago Board of Education GO 5% 12/1/2041	376,994
	Chicago O’Hare Intl. Airport Revenue:
1,690M	5% 1/1/2037	2,011,810
600M	5% 1/1/2038	711,912
	Illinois State Fin. Auth. Revenue:
375M	Admiral Lake Project 5.5% 5/15/2054	393,517
375M	Blue Station Project 5% 12/1/2053	368,929
165M	Windy City Portfolio 5.5% 12/1/2052	124,907
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,212,290
		5,714,859
	Indiana—.1%
330M	Anderson Econ. Dev. Rev. 6% 10/1/2042	351,602
	Louisiana—.2%
375M	Juban Crossing Econ. Dev. Dist. Rev. 7% 9/15/2044	384,199
375M	Louisiana St. Local Govt. Environmental Dev. Auth. Rev. 5.65% 11/1/2037	417,821
		802,020
	Massachusetts—6.3%
500M	Boston Water & Sewer Commission Rev. 5% 11/1/2030	556,335
1,000M	Massachusetts State College Building Auth. 5% 5/1/2020 (a)	1,030,960
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston College 5% 7/1/2039	1,197,300
750M	Boston University 5.6% 10/1/2019 (a)	758,025
500M	Emerson College 5% 1/1/2038	583,305
1,000M	Lesley University 5.25% 7/1/2033	1,074,230
500M	Phillips Academy 5% 9/1/2038	561,720
300M	Williams College 4% 7/1/2046	329,100
200M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	203,460
	Massachusetts State General Obligation:
1,000M	5.5% 8/1/2030	1,354,300
5,000M	5% 8/1/2035	5,341,500

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	Massachusetts (continued)
$1,000M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	$1,033,130
	Massachusetts State Port Authority:
4,000M	5% 7/1/2037	4,873,200
2,945M	5% 7/1/2039	3,567,632
1,825M	5% 7/1/2040	2,205,075
1,000M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,079,080
500M	Quincy GO 5% 12/1/2028	525,305
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,099,660
		27,373,317
	Michigan—3.9%
1,000M	Detroit Sewer Disp. 7.5% 7/1/2019 (a)	1,000,000
1,000M	Goodrich Area School District GO 5.5% 5/1/2032	1,073,740
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,074,370
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,377,100
	Michigan State Bldg. Auth. Revenue:
1,000M	5.25% 10/15/2025	1,011,710
1,000M	5% 10/15/2029	1,075,320
525M	Michigan State Tobacco Settlement Fin. Auth. Rev. 6% 6/1/2048	525,016
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	581,650
180M	Novi Community School District GO 5% 5/1/2037	212,679
500M	Saginaw Water Supply System Rev. 5% 7/1/2031	537,135
1,000M	Wayne Charter County Capital Improvement GO 5% 2/1/2030	1,002,480
	Wayne County Airport Authority Revenue:
2,500M	5% 12/1/2042	2,748,025
750M	5% 12/1/2045	869,753
		17,088,978
	Minnesota—.8%
500M	Bemidji 5% 2/1/2021 (a)	528,845
300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	319,758

Principal Amount	Security	Value
	Minnesota (continued)
$750M	Minnesota State Agric. & Econ. Dev. Brd. Rev. Health Care Rev. 5% 2/15/2030	$763,950
	Minnesota State Housing Finance Agency Revenue:
5M	Multi-Family Housing 5.05% 7/1/2034	5,000
	Rental Housing Revenue:
250M	5% 8/1/2031	267,712
300M	5.05% 8/1/2031	316,221
250M	Minnesota State Municipal Pwr. Agy. Elec. Sys. Rev. 5.25% 10/1/2035	261,497
250M	St. Cloud Health Care Rev. 5.125% 5/1/2020 (a)	257,785
	St. Paul Hsg. & Redev. Auth. Health Care Revenue:
380M	5.25% 11/15/2019 (a)	385,449
370M	5.25% 11/15/2029	375,472
		3,481,689
	Mississippi—.3%
1,000M	Mississippi Dev. Bk. Special Obligation
	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,197,890
	Missouri—1.2%
	Kansas City Special Obligation Revenue:
4,000M	5% 9/1/2034	4,020,640
1,000M	5% 9/1/2037	1,004,950
		5,025,590
	New Jersey—3.3%
1,500M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2035	1,786,425
	New Jersey State Transportation Trust Fund Authority:
2,000M	5% 12/15/2028	2,403,680
2,205M	5% 6/15/2029	2,641,855
6,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	6,800,340
800M	Tobacco Settlement Fing. Corp. Rev. 5% 6/1/2046	858,832
		14,491,132

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	New York—21.0%
$400M	Build New York City Resource Corp. 5.75% 2/1/2049	$421,440
	Long Island Power Auth. Revenue:
2,000M	5% 9/1/2038	2,434,940
3,000M	5% 9/1/2041	3,520,530
4,110M	Metropolitan Transportation Auth. Rev. Green Bond 5% 11/15/2036	4,911,656
375M	Nassau County Indl. Dev. Agy. Rev. 6.7% 1/1/2049	378,750
	New York City General Obligation:
5,495M	5% 6/1/2034	6,435,579
2,000M	5% 4/1/2035	2,448,040
4,500M	5% 12/1/2037	5,346,855
5,000M	5% 12/1/2041	5,897,150
	New York City Trans. Fin. Auth. Revenue:
7,500M	Building Aid Rev. 5% 7/15/2037	8,530,900
5,000M	Future Tax 5% 5/1/2032	6,003,900
	New York State Dormitory Auth. Revenue:
	Personal Income Tax Revenue:
5,000M	5% 3/15/2031	5,880,500
5,000M	5% 3/15/2034	5,447,450
	Sales Tax Revenue:
4,000M	5% 3/15/2039	4,778,040
1,000M	5% 3/15/2041	1,189,270
6,120M	5% 3/15/2042	7,263,767
6,250M	New York State Thruway Auth. Highway Rev. 5% 1/1/2031	7,315,563
3,000M	New York State Transportation Rev. 5% 1/1/2033	3,562,230
6,895M	New York State Urban Dev. Corp. 5% 3/15/2037	8,448,650
	Suffolk Tobacco Asset Securitization:
300M	6.625% 6/1/2044	316,002
200M	6% 6/1/2048	200,284
775M	Westchester County Ind. Dev. Auth. Rev. 7% 6/1/2046	869,418
		91,600,914

Principal Amount	Security	Value
	North Carolina—3.0%
$1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2019 (a)	$1,000,000
1,000M	Charlotte Douglas International Airport 4% 7/1/2044	1,118,760
1,000M	Charlotte Water & Sewer Sys. Rev. 5% 7/1/2040	1,166,370
465M	Dare County Utilities Sys. Rev. 5% 2/1/2021 (a)	492,203
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,017,660
500M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041	583,025
5,890M	North Carolina Turnpike Authority Rev. 5% 1/1/2036	7,129,904
500M	University of North Carolina Hosp. Chapel Hill Rev. 5% 2/1/2046	574,355
		13,082,277
	Ohio—1.7%
	Buckeye Tobacco Settlement Fing. Auth. Revenue:
125M	5.75% 6/1/2034	121,719
380M	5.875% 6/1/2047	372,924
500M	Defiance City School District GO 5% 12/1/2039	551,695
500M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	561,055
100M	Jefferson County Jail Construction GO 5.75% 12/1/2019	101,733
495M	Lake County Port & Econ. Dev. Auth. Rev. 6.75% 12/1/2052	509,667
500M	Madison Local School District Richland County GO 5% 12/1/2034	546,915
	Montgomery County Senior Living:
250M	6% 4/1/2038	275,707
250M	6.25% 4/1/2049	277,510
500M	Ohio State Higher Educational Facilities Rev. University of Dayton Proj. 5.375% 12/1/2030	525,900
300M	Ohio State Turnpike Comm. Rev. 5% 2/15/2028	336,219
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,055,700
1,000M	Toledo Waterworks Rev. 5% 11/15/2038	1,107,460
1,000M	University of Akron General Receipts 5% 1/1/2028	1,016,670
		7,360,874

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	Oregon—.8%
$500M	Multnomah County Hospital Facs. Auth. 5.4% 10/1/2044	$542,905
2,500M	Oregon State GO 5% 5/1/2044	3,073,750
		3,616,655
	Pennsylvania—9.4%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,004,840
6,000M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	6,365,820
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2020 (a)	1,052,380
250M	Capital Region Water Rev. 5% 7/15/2038	297,067
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,081,310
1,000M	Cheltenham Township School District 5% 3/15/2038	1,143,380
	Dauphin County Gen. Auth. University Revenue:
375M	5% 10/15/2034	410,336
150M	5.125% 10/15/2041	162,337
1,500M	Delaware County Auth. Rev. 5% 10/1/2042	1,766,850
500M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040	571,685
	Erie Parking Auth. Facs. Revenue:
260M	5.2% 9/1/2020 (a)	271,515
740M	5.2% 9/1/2035	767,950
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,013,990
2,730M	Hampden Township GO 4% 5/15/2043 (b)	2,939,473
2,500M	Newtown Township Swr. Auth. Rev. 5% 9/1/2043	2,925,000
500M	North Penn Water Auth. Rev. 5% 11/1/2032	537,660
1,000M	Penn Delco School District GO 5% 6/1/2034	1,120,650
1,205M	Penn Manor School District GO 5% 3/1/2037	1,423,045
500M	Pennsylvania State Econ. Dev. Fing. Auth. Rev. 6.75% 12/1/2053	506,555
	Pennsylvania State Turnpike Comm. Revenue:
1,000M	5% 12/1/2021 (a)	1,088,630
2,500M	5% 12/1/2039	2,849,925
2,000M	5% 12/1/2043	2,393,920
1,000M	5% 12/1/2044	1,133,150
635M	5% 12/1/2045	728,637

Principal Amount	Security	Value
	Pennsylvania (continued)
$500M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	$532,410
1,000M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	1,105,110
1,000M	Pittsburgh GO 5% 9/1/2035	1,198,050
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2021 (a)	1,094,560
500M	State Pub. Sch. Bldg. Rev 5.5% 3/1/2031	529,720
1,500M	Upper Saint Clair School District GO 5% 10/1/2041	1,693,110
1,000M	Woodland Hills School District GO 5% 9/1/2043	1,157,880
		40,866,945
	Puerto Rico—.1%
500M	Puerto Rico Sales Tax Fing. Corp. 4.75% 7/1/2053	487,280
	Rhode Island—.3%
1,415M	Rhode Island Hth. & Edl. Bldg. Corp. Rev. 5.25% 9/15/2029	1,425,245
	South Carolina—.2%
	South Carolina State Jobs Econ. Dev. Authority:
375M	7% 11/1/2038	386,861
600M	7% 5/1/2039	602,034
		988,895
	Tennessee—1.3%
5,020M	Metropolitan Nashville Arpt. Auth. Rev. 5% 7/1/2045	5,711,706
	Texas—10.4%
3,610M	Alamo Regional Mobility Rev. 5% 6/15/2046	4,120,093
400M	Brazoria County Indl. Dev. Corp. 9% 3/1/2039	413,984
5,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	5,700,600
500M	Jefferson County Indl. Dev. Corp. 7.75% 4/1/2039	511,220
2,165M	Little Elm ISD GO 5% 8/15/2037	2,317,892
1,750M	Montgomery County Toll Road Auth. Rev. 5% 9/15/2037	1,950,445
500M	New Hope Cultural Edl. Facs. Fin. Corp. 5.25% 10/1/2049	542,725
375M	Newark Higher Ed. Fin. Corp. Rev. 5.125% 8/15/2047	383,265
2,000M	North Texas Tollway Auth. Rev. 5% 1/1/2040	2,200,080

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2019

Principal Amount	Security	Value
	Texas (continued)
	Northwest ISD General Obligation:
$10,000M	5% 2/15/2042	$11,613,600
1,335M	5% 2/15/2045	1,526,452
750M	Port Beaumont Naval District 8% 2/1/2039	779,378
10,000M	Rockwall ISD GO 5% 2/15/2046	11,375,600
	Tarrant County Cultural Edu. Facs. Fin. Corp. Revenue:
375M	10% 3/15/2023	375,007
500M	6.75% 11/15/2047	570,270
350M	6.375% 2/15/2048	386,687
345M	Woodloch Health Facs. Dev. Corp. 7.125% 12/1/2051	349,019
		45,116,317
	Utah—1.1%
4,000M	Salt Lake City Airport Rev. 5% 7/1/2036	4,791,360
	Virginia—3.5%
1,000M	Arlington County Indl. Dev. Auth. Rev. 5% 2/15/2020 (a)	1,023,120
1,000M	Hopewell 5.875% 7/15/2019 (a)	1,001,640
1,000M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,174,800
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,089,170
1,000M	Norfolk GO 5% 8/1/2023 (a)	1,147,430
500M	Powhatan County GO 5% 1/15/2032	509,360
500M	Prince William County Indl. Dev. Auth. 5.5% 9/1/2021 (a)	544,095
1,000M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,183,980
500M	Richmond Public Util. Rev. 5% 1/15/2038	555,920
375M	Tobacco Settlement Fing. Corp. Rev. 5.2% 6/1/2046	376,185
1,000M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,165,230
	Virginia State Res. Auth. Infrastructure Revenue:
575M	5% 11/1/2029	581,981
1,000M	5% 11/1/2045	1,186,950
1,000M	Washington County Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (a)	1,042,240
1,745M	Western Virginia Reg. Jail. Auth. Rev. 5% 12/1/2037	2,081,279

Principal Amount	Security	Value
	Virginia (continued)
$500M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	$577,070
		15,240,450
	Washington—.2%
375M	King County Public Hosp. District Rev. 6.25% 12/1/2045	393,158
350M	Washington State Housing Fin. Comm. Rev. 7% 7/1/2045	384,937
		778,095
	West Virginia—.1%
300M	West Virginia State Econ. Dev. Auth. Rev. 8.75% 2/1/2036	307,599
	Wisconsin—2.1%
500M	Cornerstone Charter Academy Proj. 5.125% 2/1/2046	512,740
375M	Public Finance Auth. Educ. Fin. Auth. Rev. 6.125% 2/1/2048	386,212
350M	Vista Grande Villa Public Fin. Auth. Rev. 6.5% 7/1/2050	359,768
6,650M	Wisconsin State GO 5% 5/1/2032	7,816,144
		9,074,864

Total Value of Municipal Bonds (cost $408,483,275)	99.7%	433,905,339
Other Assets, Less Liabilities	.3	1,340,232
Net Assets	100.0%	$435,245,571

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ISD	Independent School District

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.95%
Actual		$1,000.00	$1,053.47	$4.84
Hypothetical**		$1,000.00	$1,020.08	$4.76
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,054.17	$3.41
Hypothetical**		$1,000.00	$1,021.47	$3.36
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,054.17	$3.41
Hypothetical**		$1,000.00	$1,021.47	$3.36

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—97.5%
	Airport—9.7%
$2,000M	San Francisco City & County Airports 5% 5/1/2034	$2,474,780
	San Jose Airport Revenue:
575M	5% 3/1/2036	690,494
570M	5% 3/1/2037	682,404
1,000M	5% 3/1/2042	1,184,550
		5,032,228
	Education—10.6%
	California Educ. Facs. Auth. Revenue:
500M	Harvey Mudd College 5.25% 12/1/2031	546,775
1,100M	Stanford University 5.25% 4/1/2040	1,593,900
300M	California School Fin. Auth. 5.875% 10/1/2044	330,843
1,000M	California State Muni Fin. Auth. 5% 1/1/2032	1,203,020
1,500M	University of California Rev. 5% 5/15/2043	1,823,325
		5,497,863
	Electric—2.3%
1,000M	Los Angeles Department of Water & Power 5% 7/1/2042	1,187,200
	General Obligation—22.9%
	California State Various Purpose:
1,000M	5% 9/1/2031	1,145,900
2,000M	5% 4/1/2037	2,244,780
1,000M	Fresno Unified School District 5% 8/1/2041	1,181,800
1,000M	Healdsburg Unified School District 5% 8/1/2040	1,176,870
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,003,210
1,000M	Los Angeles Unified School District 5% 7/1/2040	1,156,590
1,000M	Moreno Valley Unified School District 5% 8/1/2043	1,217,230
215M	Natomas Unified School District 5.95% 9/1/2021	225,604
1,000M	New Haven Unified School District 5% 8/1/2040	1,149,290
1,000M	San Diego Unified School District 5% 7/1/2040	1,159,030

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	General Obligation (continued)
$250M	West Contra Costa Unified School District 5.25% 8/1/2032	$271,660
		11,931,964
	Health Care—2.2%
1,000M	California Health Facs. Fin. Auth. Rev. 5% 8/15/2043	1,150,090
	Hospital—.6%
300M	California Statewide Communities Dev. Authority
	(Loma Linda University Medical Center) 5.25% 12/1/2056	334,653
	Housing—1.8%
	California Statewide Communities Dev. Authority:
550M	NCCD-Hooper Street LLC 5.25% 7/1/2052	620,213
300M	Provident Group-Pomoma Properties 5.75% 1/15/2045	319,971
		940,184
	Lease—5.0%
750M	California State Municipal Fin. Auth. 5% 6/1/2043	899,655
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	543,065
1,000M	5.5% 11/1/2030	1,170,470
		2,613,190
	Other Revenue—1.9%
300M	California Community Hsg. Agy. Rev. 5% 4/1/2049	329,850
300M	California School Fin. Auth. Rev. 5.625% 10/1/2034	333,186
300M	California State Pollution Control 8% 7/1/2039	326,163
		989,199
	Other Tax—7.5%
500M	Los Angeles County Metropolitan Trans. Auth. 5% 7/1/2032	638,835
1,000M	Orange County Local Transportation 5% 2/15/2039	1,249,020
300M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053	292,368
1,200M	Sacramento Convention Center 5% 6/1/2038	1,455,492

Principal Amount	Security	Value
	Other Tax (continued)
	Virgin Islands Public Finance Auth. Revenue:
$150M	4% 10/1/2022	$149,250
100M	5% 10/1/2029	101,250
		3,886,215
	Pre-Refunded/Escrowed-to-Maturity—13.0%
500M	Anaheim Public Fing. Auth. Rev. 5% 4/1/2021 (a)	534,275
1,000M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2023 (a)	1,143,960
1,000M	California State Public Works Lease Rev. 5% 9/1/2022 (a)	1,123,260
500M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2020 (a)	524,290
1,000M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,081,500
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)	1,067,540
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2020 (a)	1,035,260
250M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2021 (a)	268,980
		6,779,065
	Tobacco—3.0%
400M	Golden State Tobacco Securitization 5% 6/1/2047	400,500
1,000M	Golden State Tobacco Settlement 5% 6/1/2045	1,150,270
		1,550,770
	Toll & Turnpike—4.7%
2,000M	Bay Area Toll Bridge Rev. 5% 4/1/2044	2,442,060
	Transportation—3.0%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	430,560
1,000M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,127,070
		1,557,630

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Water/Sewer—9.3%
	Los Angeles Wastewater Sys. Revenue:
$1,000M	5% 6/1/2035	$1,183,020
1,000M	5% 6/1/2038	1,233,740
2,000M	Southern California Water Replenishment 5% 8/1/2043	2,427,180
		4,843,940

Total Value of Municipal Bonds (cost $47,073,538)	97.5%	50,736,251
Other Assets, Less Liabilities	2.5	1,302,707
Net Assets	100.0%	$52,038,958

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.94%
Actual		$1,000.00	$1,048.57	$4.77
Hypothetical**		$1,000.00	$1,020.13	$4.71
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,049.97	$3.41
Hypothetical**		$1,000.00	$1,021.47	$3.36
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,050.23	$3.36
Hypothetical**		$1,000.00	$1,021.52	$3.31

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—94.6%
	Airport—3.1%
$1,265M	Port Authority of New York & New Jersey 5% 11/15/2036	$1,490,954
	Appropriation—8.0%
1,000M	Garden St. Preservation Trust Open Space & Farmland 5.75% 11/1/2028	1,258,250
1,000M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5.75% 10/1/2031	1,010,690
	New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,054,140
500M	5% 12/15/2023	565,200
		3,888,280
	Education—15.4%
750M	Gloucester County Impt. Auth. (Rowan University) 5% 7/1/2044	918,623
	New Jersey Educational Facilities Auth. Revenue:
	Montclair State University:
1,000M	5% 7/1/2036	1,153,000
1,000M	5% 7/1/2039	1,124,440
2,500M	Princeton University 5% 7/1/2032	3,117,775
1,000M	Ramapo College 5% 7/1/2035	1,190,950
		7,504,788
	General Obligation—20.4%
500M	Bayonne 5% 7/1/2039	578,520
1,000M	Belleville Township Board of Education 4% 9/1/2037	1,072,010
1,000M	Bergen County Impt. Auth. 5% 2/15/2039	1,143,420
1,000M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,152,280
1,000M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,302,330
1,000M	Ewing Township School District 4% 7/15/2036	1,108,710
1,370M	Hudson County 4% 6/15/2038	1,519,864
1,000M	Livingston Twp. School District 5% 7/15/2037	1,169,900
415M	Montclair Twp. 5% 1/1/2037	472,851

Principal Amount	Security	Value
	General Obligation (continued)
$330M	Morris Hills Regional School District 5% 7/15/2039	$386,456
		9,906,341
	Health Care—4.5%
	New Jersey State Health Care Facs. Fing. Auth. Revenue:
1,000M	Hackensack Meridian Health 5% 7/1/2035	1,199,820
1,000M	Virtua Health 5.5% 7/1/2038	1,000,000
		2,199,820
	Hospital—2.4%
1,000M	New Jersey St. Health Care Facs. Fing. Auth. Rev. 5% 7/1/2039	1,183,060
	Housing—3.4%
1,500M	New Jersey Housing & Mortgage Fin. Agy. 4% 4/1/2025	1,638,870
	Industrial Development Revenue/Pollution Control Revenue—3.7%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,804,827
	Lease—4.9%
1,000M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,196,100
1,000M	Mercer County Impt. Auth. 5% 9/1/2040	1,162,280
		2,358,380
	Other Revenue—3.8%
	Burlington County Bridge Commission:
465M	4% 8/1/2035	526,640
480M	4% 8/1/2036	541,824
500M	Hudson County Impt. Auth. 5% 8/1/2042	574,010
190M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	200,289
		1,842,763
	Other Tax—1.3%
400M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053	389,824

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Other Tax (continued)
	Virgin Islands Public Finance Auth. Revenue:
$100M	5% 10/1/2029	$101,250
150M	4% 10/1/2033	149,250
		640,324
	Pre-Refunded/Escrowed-to-Maturity—6.4%
1,000M	Elizabeth 5.25% 4/15/2021 (a)	1,070,420
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility) 6.75% 12/1/2019 (a)	2,045,240
		3,115,660
	Tobacco—1.1%
500M	Tobacco Settlement Fin Corp NJ 5% 6/1/2046	536,770
	Toll & Turnpike—12.9%
	Delaware River Joint Toll Bridge Commission:
1,000M	5% 7/1/2033	1,216,170
250M	5% 7/1/2034	302,543
	Delaware River Port Authority of Pennsylvania & New Jersey:
1,000M	5% 1/1/2030	1,142,370
500M	5% 1/1/2036	617,155
1,000M	5% 1/1/2040	1,220,340
	New Jersey State Turnpike Auth. Revenue:
1,000M	5% 1/1/2028	1,167,680
500M	5% 1/1/2048	600,385
		6,266,643
	Transportation—3.3%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	430,560
1,000M	Port Authority of New York & New Jersey 5% 10/15/2041	1,171,460
		1,602,020
Total Value of Municipal Bonds (cost $42,946,535)		45,979,500

Principal Amount	Security	Value
	SHORT-TERM TAX EXEMPT INVESTMENTS—1.5%
$750	New Jersey Health Care Facilities
	Adjustable Rate Note 1.82% (b) (cost $750,000)	$750,000

Total Value of Municipal Investments (cost $43,696,535)	96.1%	46,729,500
Other Assets, Less Liabilities	3.9	1,892,333
Net Assets	100.0%	$48,621,833

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2019.

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.91%
Actual		$1,000.00	$1,052.93	$4.63
Hypothetical**		$1,000.00	$1,020.28	$4.56
Advisor Class Shares	0.62%
Actual		$1,000.00	$1,054.39	$3.16
Hypothetical**		$1,000.00	$1,021.72	$3.11
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,054.23	$3.26
Hypothetical**		$1,000.00	$1,021.62	$3.21

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—98.8%
	Airport—7.3%
$1,000M	New York State Transportation Dev. Corp. 5% 1/1/2033	$1,187,410
	Niagara Frontier Transportation Authority:
715M	5% 4/1/2033	864,993
775M	5% 4/1/2035	928,783
750M	5% 4/1/2037	892,372
350M	5% 4/1/2039	413,700
5,000M	Port Authority of New York & New Jersey 5% 11/15/2036	5,893,100
1,100M	Westchester County Indl. Dev. Agy. Facs. Rev. 7% 6/1/2046	1,234,013
		11,414,371
	Appropriation—5.3%
730M	Hudson Yards Infra. Corp. 5.75% 2/15/2047	778,669
1,000M	New York City Trans. Fin. Auth. Bldg. Aid Rev. 5% 7/15/2037	1,220,240
	New York State Dormitory Authority Revenue:
3,000M	City University 6% 7/1/2020	3,072,540
500M	State University 5.25% 5/15/2021	526,290
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,771,236
		8,368,975
	Continuing Care Retirement Communities—.4%
572M	Nassau County Indl. Dev. Agy. Rev. 6.5% 1/1/2034	585,840
	Education—19.1%
700M	Build New York City Resource Corp. 5.75% 2/1/2049	737,520
	Dutchess County Local Development Corp. Revenue:
1,000M	5% 7/1/2035	1,201,440
1,000M	5% 7/1/2036	1,198,000
1,000M	5% 7/1/2037	1,193,260
	Madison County Capital Resource Corp. Revenue:
1,000M	5% 7/1/2035	1,164,130
1,000M	5% 7/1/2039	1,154,300

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Education (continued)
	Monroe Indl. Dev. Corp. Revenue:
$1,000M	5% 7/1/2037	$1,202,960
	New York State Dormitory Authority Revenue:
1,485M	Colgate University 6% 7/1/2021	1,553,592
	New York University:
2,000M	5% 7/1/2036	2,396,060
1,000M	5% 7/1/2037	1,125,910
2,000M	5% 7/1/2039	2,378,980
500M	Skidmore College 5% 7/1/2027	533,250
1,645M	State University of New York 5% 7/1/2042	1,951,842
	State University of New York Student Housing:
1,050M	5% 7/1/2035	1,292,141
2,200M	5% 7/1/2037	2,684,968
300M	Vaughn College 5.5% 12/1/2046	323,031
1,000M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,152,700
	Saratoga County Cap. Res. Corp. Revenue:
3,570M	5% 7/1/2043	4,253,227
1,000M	5% 7/1/2048	1,188,760
1,100M	Schenectady County Cap. Res. Corp. 5% 1/1/2040	1,285,911
		29,971,982
	Electric—8.7%
	Long Island Power Auth. Electric System Revenue:
2,000M	5% 9/1/2039	2,428,740
1,000M	5% 9/1/2041	1,173,510
3,210M	5% 9/1/2042	3,830,012
1,200M	5% 9/1/2044	1,357,980
4,000M	Utility Debt Securitization Auth. 5% 12/15/2034	4,821,480
		13,611,722
	General Obligation—5.9%
	Erie County:
500M	5% 9/15/2030	627,850
825M	5% 9/15/2031	1,030,004

Principal Amount	Security	Value
	General Obligation (continued)
	New York City:
$3,000M	5% 12/1/2034	$3,594,900
1,895M	5% 4/1/2035	2,319,518
1,000M	5% 4/1/2039	1,207,690
375M	New York State Dormitory Authority Rev. 5.625% 10/1/2029	378,847
		9,158,809
	Health Care—1.5%
625M	Dutchess County Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	655,356
	New York State Dormitory Authority Revenue (NYSARC):
1,140M	5% 7/1/2025	1,180,960
500M	6% 7/1/2036	500,000
		2,336,316
	Housing—1.9%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,076,850
1,840M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.) 5% 11/1/2026	1,959,122
		3,035,972
	Lease—3.5%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,254,538
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,004,890
2,500M	New York State Dormitory Authority Rev. (Court Facs. Lease) 5.5% 5/15/2027	3,208,350
		5,467,778
	Other Revenue—3.1%
3,565M	New York State Dormitory Authority
	School Dist. Brd. Fing. 5% 10/1/2042	4,274,435

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Other Revenue (continued)
$500M	New York State Transportation Dev. Corp. 5% 1/1/2028	$608,465
		4,882,900
	Other Tax—19.6%
	Metropolitan Transportation Authority New York:
3,000M	5% 11/15/2035	3,666,750
3,500M	5% 11/15/2036	4,182,675
	New York City Transitional Fin Auth Revenue:
2,500M	5% 2/1/2028	2,642,475
1,000M	5% 11/1/2033	1,047,930
1,000M	5.25% 8/1/2037	1,246,100
2,000M	5% 8/1/2042	2,287,280
1,000M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,168,990
	New York State Dormitory Authority Revenue:
5,000M	Personal Income Tax 5% 3/15/2040	6,067,850
	Sales Tax Revenue:
3,000M	5% 3/15/2036	3,673,800
3,250M	5% 3/15/2038	3,628,008
750M	Puerto Rico Sales Tax Rev. 4.75% 7/1/2053	730,920
	Virgin Islands Public Finance Authority:
170M	5% 10/1/2029	172,125
250M	4% 10/1/2033	248,750
		30,763,653
	Pre-Refunded/Escrowed-to-Maturity—4.2%
1,270M	Hudson Yards Infra. Corp. 5.75% 2/15/2021 (a)	1,363,447
	New York State Dormitory Authority Revenue:
1,000M	Fordham University 5% 7/1/2021 (a)	1,076,830
525M	School District Fing. Auth. 5.625% 10/1/2019 (a)	530,770
3,500M	The New School 5.5% 7/1/2020 (a)	3,650,185
		6,621,232

Principal Amount	Security	Value
	Tobacco—1.2%
	Suffolk Tobacco Asset Securitization Corporation:
$150M	6.625% 6/1/2044	$158,001
175M	6% 6/1/2048	175,248
750M	TSASC Inc. NY Tobacco Settlement 5% 6/1/2045	726,052
750M	Westchester Tobacco Asset Securitization 5% 6/1/2045	761,190
		1,820,491
	Toll & Turnpike—2.6%
	New York State Thruway Auth. Revenue:
1,000M	5% 1/1/2031	1,170,490
2,450M	5% 1/1/2032	2,858,562
		4,029,052
	Transportation—5.5%
1,375M	Guam Port Authority Port Rev. 5% 7/1/2048	1,578,720
1,435M	New York Thruway 5% 1/1/2035	1,762,123
2,500M	Port Authority of New York & New Jersey 5% 10/15/2042	2,985,800
2,000M	Triborough Bridge & Tunnel Auth. 5% 11/15/2041	2,352,700
		8,679,343
	Water/Sewer—9.0%
	Buffalo Muni. Water Fin. Auth. Revenue:
500M	5% 7/1/2029	589,840
250M	5% 7/1/2030	293,987
250M	5% 7/1/2031	292,555
300M	5% 7/1/2032	349,626
600M	5% 7/1/2043	702,858
	New York City Muni. Water Fin. Auth. Revenue:
2,750M	6% 6/15/2021	3,006,795
2,000M	5% 6/15/2039	2,322,320
2,500M	5% 6/15/2040	3,003,600
2,175M	New York State Environmental Facs. Corp. 5% 6/15/2043	2,647,649

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Water/Sewer (continued)
	Western Nassau County Water Auth. Revenue:
$500M	5% 4/1/2034	$577,665
300M	5% 4/1/2035	345,747
		14,132,642

Total Market Value of Municipal Bonds (cost $144,746,081)	98.8%	154,881,078
Other Assets, Less Liabilities	1.2	1,943,835
Net Assets	100.0%	$156,824,913

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/19)	Ending Account Value (6/30/19)	Expenses Paid During Period (1/1/19-6/30/19)*
Class A Shares	0.94%
Actual		$1,000.00	$1,040.33	$4.76
Hypothetical**		$1,000.00	$1,020.13	$4.71
Advisor Class Shares	0.69%
Actual		$1,000.00	$1,040.89	$3.49
Hypothetical**		$1,000.00	$1,021.37	$3.46
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,041.04	$3.39
Hypothetical**		$1,000.00	$1,021.47	$3.36

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2019, and are based on the total value of investments.

Portfolio of Investments

OREGON TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	MUNICIPAL BONDS—93.7%
	Airport—4.7%
	Port of Portland Airport Revenue:
$1,000M	5% 7/1/2031	$1,179,510
1,100M	5% 7/1/2042	1,276,308
		2,455,818
	Appropriation—1.2%
565M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	633,585
	Continuing Care Retirement Communities—.9%
400M	Multnomah County Hosp. Facs. 5.4% 10/1/2044	434,324
	Education—5.0%
1,250M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,429,363
1,000M	University of Oregon 5% 4/1/2045	1,145,810
		2,575,173
	Electric—4.2%
2,000M	Eugene Electric Util. Rev. 5% 8/1/2038	2,184,640
	General Obligation—50.5%
1,000M	Central Oregon Community College District 5% 6/15/2030	1,034,240
2,000M	Clackamas County School District #12, 5% 6/15/2037	2,404,160
1,000M	Clackamas County School District #7J, 5.25% 6/1/2021	1,075,600
575M	Columbia County School District #502, 5% 6/15/2036	695,790
1,045M	Jackson County School District #549C, 5% 12/15/2030	1,241,951
1,000M	Linn County School District #55, 5.5% 6/15/2027	1,289,180
	Marion County School District #103 Woodburn:
300M	5% 6/1/2030	382,239
1,000M	5% 6/15/2035	1,167,970
1,000M	Marion & Polk Counties School District 5% 6/15/2033	1,249,140
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,065,140
1,225M	Newport Zero Coupon 6/1/2029	978,738
1,000M	Oregon State 5% 5/1/2044	1,229,500
1,000M	Portland Community College 5% 6/15/2030	1,215,550

Principal Amount	Security	Value
	General Obligation (continued)
$2,000M	Portland Building Project 5% 6/15/2034	$2,490,340
1,410M	Redmond 5% 6/1/2038	1,719,946
1,000M	Umatilla County School District #16, 5% 6/15/2033	1,153,370
1,000M	Washington County School District #15 Zero Coupon 6/15/2023	937,250
2,000M	Washington County School District #48J, 5% 6/15/2032	2,308,900
2,180M	Washington & Clackamas County School District #23J, 5% 6/15/2024	2,559,604
		26,198,608
	Health Care—8.8%
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,042,730
1,650M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,860,210
1,500M	Oregon State Health Sciences Univ. Rev. 5% 7/1/2032	1,641,405
		4,544,345
	Other Revenue—5.0%
300M	Oregon State Business Dev. Comm. 6.5% 4/1/2031	281,916
2,000M	Oregon State Dept. Admin. Svcs. Lottery Rev. 5% 4/1/2035	2,328,480
		2,610,396
	Other Tax—2.1%
500M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	534,690
300M	Puerto Rico Sales Tax Financing 4.75% 7/1/2053	292,368
	Virgin Islands Public Finance Authority:
150M	4% 10/1/2022	149,250
100M	5% 10/1/2029	101,250
		1,077,558
	Pre-Refunded/Escrowed-to-Maturity—3.0%
500M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2020 (a)	525,470
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2020 (a)	1,037,150
		1,562,620

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

June 30, 2019

Principal Amount	Security	Value
	Resource Recovery—.7%
$375M	Gilliam County Solid Waste Disp. 2.4% 7/1/2038 (b)	$380,430
	Transportation—.8%
375M	Guam Port Authority Port Rev. 5% 7/1/2048	430,560
	Water/Sewer—6.8%
500M	Hermiston Water & Sewer Sys. 5% 11/1/2034	576,190
500M	Portland Water Sys. Rev. 5% 5/1/2034	530,960
2,195M	Tigard Water Sys. Rev. 5% 8/1/2031	2,414,259
		3,521,409
Total Value of Municipal Bonds (cost $45,465,366)		48,609,466
	SHORT-TERM TAX EXEMPT INVESTMENTS—5.8%
	Adjustable Rate Notes (b)
2,500M	Oregon State Facs. Auth. Rev. 1.92%	2,500,000
500M	Oregon State Hlth. Sciences Univ. Rev. 1.92%	500,000
Total Value of Short-Term Tax Exempt Investments (cost $3,000,000)		3,000,000

Total Value of Municipal Investments (cost $48,465,366)	99.5%	51,609,466
Other Assets, Less Liabilities	.5	256,457
Net Assets	100.0%	$51,865,923

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2019.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$587,206,829	$408,483,275
At value (Note 1A)	$623,292,065	$433,905,339
Cash	2,798,705	—
Receivables:
Interest	8,983,016	6,098,041
Investment securities sold	—	—
Shares sold	87,084	57,195
Other assets	37,320	28,410
Total Assets	635,198,190	440,088,985

Liabilities
Cash overdraft	—	1,083,263
Payables:
Investment securities purchased	—	2,939,309
Dividends payable	356,313	169,588
Shares redeemed	349,047	359,205
Accrued advisory fees	285,898	197,506
Accrued shareholder servicing costs	42,727	13,661
Accrued expenses	141,892	80,882
Total Liabilities	1,175,877	4,843,414
Net Assets	$634,022,313	$435,245,571

Net Assets Consist of:
Capital paid in	$610,631,687	$413,015,953
Distributable earnings	23,390,626	22,229,618
Total	$634,022,313	$435,245,571

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	NEW JERSEY	NEW YORK	OREGON

$47,073,538	$43,696,535	$144,746,081	$48,465,366
$50,736,251	$46,729,500	$154,881,078	$51,609,466
—	1,240,567	—	—

649,468	700,891	2,139,973	458,658
1,227,252	—	—	—
1,252	4,645	41,176	4,767
3,162	2,731	9,027	3,037
52,617,385	48,678,334	157,071,254	52,075,928

475,788	—	17,674	99,105

—	—	—	—
18,699	15,479	74,823	17,479
45,017	7,091	54,542	51,324
21,759	19,969	64,618	21,454
4,077	2,398	6,396	4,142
13,087	11,564	28,288	16,501
578,427	56,501	246,341	210,005
$52,038,958	$48,621,833	$156,824,913	$51,865,923

$49,179,293	$45,807,981	$149,485,644	$50,157,282
2,859,665	2,813,852	7,339,269	1,708,641
$52,038,958	$48,621,833	$156,824,913	$51,865,923

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$570,254,295	$415,527,751
Advisor Class	$63,761,363	$19,657,286
Institutional Class	$6,655	$60,534

Shares of beneficial interest outstanding (Note 2):
Class A	61,061,312	25,059,659
Advisor Class	6,825,092	1,183,248
Institutional Class	713	3,655

Net asset value and redemption price per share - Class A	$9.34	$16.58

Maximum offering price per share - Class A (Net asset value/.96)*	$9.73	$17.27

Net asset value, offering price and redemption price per share - Advisor Class	$9.34	$16.61

Net asset value, offering price and redemption price per share - Institutional Class	$9.33	$16.56

*	On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	NEW JERSEY	NEW YORK	OREGON

$46,076,003	$45,099,328	$148,467,652	$47,649,949
$5,956,089	$3,515,673	$8,350,495	$4,209,304
$6,866	$6,832	$6,766	$6,670

3,615,195	3,518,456	10,427,521	3,567,772
468,291	274,653	586,094	315,754
540	535	475	501

$12.75	$12.82	$14.24	$13.36

$13.28	$13.35	$14.83	$13.92

$12.72	$12.80	$14.25	$13.33

$12.72	$12.78	$14.26	$13.32

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Six Months Ended June 30, 2019

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest	$12,794,892	$8,345,282
Expenses (Notes 1 and 5):
Advisory fees	1,900,317	1,206,644
Distribution plan expenses - Class A	786,643	570,984
Distribution plan expenses - Class B (a)	2,850	6,091
Shareholder servicing costs - Class A	156,049	125,137
Shareholder servicing costs - Class B (a)	474	823
Shareholder servicing costs - Advisor Class	26,963	5,254
Shareholder servicing costs - Institutional Class	38	290
Professional fees	74,364	41,862
Registration fees	43,867	36,099
Custodian fees	11,807	5,839
Reports to shareholders	18,006	15,051
Trustees’ fees	27,848	19,158
Other expenses	32,151	15,199
Total expenses	3,081,377	2,048,431
Less: Expenses waived (Note 5)	(147,366)	—
Less: Expenses paid indirectly (Note 1E)	(7,727)	(5,444)
Net expenses	2,926,284	2,042,987
Net investment income	9,868,608	6,302,295

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1 and 4):
Net realized gain (loss) on:
Investments	1,772,241	4,327,042
Futures Contracts	—	—
Net realized gain on investments and futures contracts	1,772,241	4,327,042

Net unrealized appreciation of:
Investments	14,804,354	11,808,540
Futures Contracts	—	—
Net unrealized appreciation of investments and futures contracts	14,804,354	11,808,540
Net gain on investments and futures contracts	16,576,595	16,135,582

Net Increase in Net Assets Resulting from Operations	$26,445,203	$22,437,877

(a)	All Class B shares were converted into Class A on June 14, 2019, except for California Class B shares, which were liquidated on April 12, 2017.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	NEW JERSEY	NEW YORK	OREGON

$1,017,491	$901,533	$2,998,967	$945,049

136,280	118,968	394,008	131,576
65,191	60,437	201,283	65,967
—	1,168	4,765	14
15,410	11,113	39,689	12,955
—	190	265	5
1,972	1,147	2,622	1,755
2	2	2	2
14,545	13,579	24,764	14,271
3,251	1,800	550	2,850
3,065	1,594	8,312	2,579
2,938	1,905	4,522	2,755
2,390	2,070	6,875	2,299
5,646	4,791	11,718	4,984
250,690	218,764	699,375	242,012
—	—	—	—
(658)	(590)	(1,943)	(494)
250,032	218,174	697,432	241,518
767,459	683,359	2,301,535	703,531

492,868	296,082	863,363	271,497
—	—	—	(33,782)
492,868	296,082	863,363	237,715

1,594,593	1,307,333	5,011,413	1,106,430
—	—	—	33,697
1,594,593	1,307,333	5,011,413	1,140,127
2,087,461	1,603,415	5,874,776	1,377,842

$2,854,920	$2,286,774	$8,176,311	$2,081,373

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$9,868,608	$23,317,890
Net realized gain (loss) on investments	1,772,241	(4,221,790)
Net unrealized appreciation (depreciation) of investments	14,804,354	(18,291,753)
Net increase (decrease) in net assets resulting from operations	26,445,203	804,347

Distributions to Shareholders
Class A	(8,825,294)	(21,049,533)
Class B (a)	(6,716)	(20,611)
Advisor Class	(1,072,703)	(2,243,324)
Institutional Class	(12,986)	(251,190)
Total distributions	(9,917,699)	(23,564,658)

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		NEW JERSEY
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

$6,302,295	$8,911,267	$767,459	$1,833,313	$683,359	$1,622,891
4,327,042	(1,512,390)	492,868	183,223	296,082	(49,483)
11,808,540	(7,624,263)	1,594,593	(1,893,346)	1,307,333	(1,484,264)
22,437,877	(225,386)	2,854,920	123,190	2,286,774	89,144

(6,057,738)	(8,187,986)	(658,887)	(1,590,258)	(628,505)	(1,529,278)
(13,281)	(27,210)	—	—	(2,511)	(6,595)
(329,361)	(544,102)	(109,103)	(249,485)	(52,129)	(90,206)
(21,862)	(86,593)	(101)	(222)	(104)	(229)
(6,422,242)	(8,845,891)	(768,091)	(1,839,965)	(683,249)	(1,626,308)

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Trust Share Transactions
Class A:
Proceeds from shares sold	15,833,467	48,032,960
Reinvestment of distributions	6,691,472	16,251,127
Cost of shares redeemed	(45,499,629)	(83,836,854)
Shares issued in merger (see Note 6)	N/A	N/A
Shares issued in conversion (a)	647,468	N/A
	(22,327,222)	(19,552,767)
Class B:
Proceeds from shares sold	25,950	11,968
Reinvestment of distributions	5,466	16,468
Cost of shares redeemed	(24,041)	(211,000)
Shares issued in merger (see Note 6)	N/A	N/A
Shares converted to Class A (a)	(647,468)	N/A
	(640,093)	(182,564)
Advisor Class:
Proceeds from shares sold	11,750,722	26,531,627
Reinvestment of distributions	955,453	2,013,866
Cost of shares redeemed	(13,457,161)	(18,007,896)
Shares issued in merger (see Note 6)	N/A	N/A
	(750,986)	10,537,597
Institutional Class:
Proceeds from shares sold	3,477,950	4,173,803
Reinvestment of distributions	108	244
Cost of shares redeemed	(7,250,819)	(4,290,502)
Shares issued in merger (see Note 6)	N/A	N/A
	(3,772,761)	(116,455)
Net increase from trust share transactions	$(27,491,062)	$(9,314,189)
Net increase (decrease) in net assets	(10,963,558)	(32,074,500)

Net Assets
Beginning of year	644,985,871	677,060,371
End of year	$634,022,313	$644,985,871

(a)	All Class B shares were converted into Class A shares on June 14, 2019, except for California Class B shares, which were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		NEW JERSEY
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

11,790,210	33,011,074	1,488,109	7,133,243	682,925	2,393,083
5,015,256	7,011,088	529,713	1,282,123	520,492	1,266,077
(41,493,282)	(54,941,065)	(6,602,422)	(12,043,777)	(1,742,551)	(7,225,322)
N/A	166,724,729	N/A	N/A	N/A	N/A
1,285,996	N/A	N/A	N/A	261,776	N/A
(23,401,820)	151,805,826	(4,584,600)	(3,628,411)	(277,358)	(3,566,162)

700	35,396	N/A	N/A	450	40,520
10,449	19,798	N/A	N/A	2,266	6,168
(193,333)	(544,246)	N/A	N/A	(5,262)	(86,460)
N/A	497,039	N/A	N/A	N/A	N/A
(1,285,996)	N/A	N/A	N/A	(261,776)	N/A
(1,468,180)	7,987	N/A	N/A	(264,322)	(39,772)

2,800,830	6,480,269	1,010,537	2,592,142	217,626	1,920,348
301,707	497,878	95,870	210,680	49,860	84,009
(5,537,754)	(3,493,401)	(2,876,169)	(2,213,259)	(116,890)	(794,779)
N/A	3,332,672	N/A	N/A	N/A	N/A
(2,435,217)	6,817,418	(1,769,762)	589,563	150,596	1,209,578

—	7,644,506	—	—	—	—
918	283	101	222	104	229
(7,533,226)	(8,547,350)	—	—	—	—
N/A	50,760	N/A	N/A	N/A	N/A
(7,532,308)	(851,801)	101	222	104	229
$(34,837,525)	$157,779,430	$(6,354,261)	$(3,038,626)	$(390,980)	$(2,396,127)
(18,821,890)	148,708,153	(4,267,432)	(4,755,401)	1,212,545	(3,933,291)

454,067,461	305,359,308	56,306,390	61,061,791	47,409,288	51,342,579
$435,245,571	$454,067,461	$52,038,958	$56,306,390	$48,621,833	$47,409,288

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Trust Shares Issued and Redeemed
Class A:
Sold	1,723,068	5,255,338
Issued for distributions reinvested	724,540	1,773,514
Redeemed	(4,928,472)	(9,152,264)
Issued in merger (see Note 6)	N/A	N/A
Issued in conversion (a)	69,396	N/A
Net increase (decrease) in Class A trust shares outstanding	(2,411,468)	(2,123,412)

Class B:
Sold	2,822	1,311
Issued for distributions reinvested	595	1,804
Redeemed	(2,621)	(23,148)
Issued in merger (see Note 6)	N/A	N/A
Converted to Class A (a)	(69,771)	N/A
Net increase (decrease) in Class B trust shares outstanding	(68,975)	(20,033)

Advisor Class:
Sold	1,274,022	2,887,483
Issued for distributions reinvested	103,353	219,848
Redeemed	(1,452,842)	(1,964,301)
Issued in merger (see Note 6)	N/A	N/A
Net increase (decrease) in Advisor Class trust shares outstanding	(75,467)	1,143,030

Institutional Class:
Sold	382,192	449,279
Issued for distributions reinvested	12	26
Redeemed	(797,661)	(471,803)
Issued in merger (see Note 6)	N/A	N/A
Net increase (decrease) in Institutional Class trust shares outstanding	(415,457)	(22,498)

(a)	All Class B shares were converted into Class A shares on June 14, 2019, except for California Class B shares, which were liquidated on April 12, 2017.

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		NEW JERSEY
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

726,785	2,058,441	119,129	576,925	54,295	190,883
307,352	436,550	42,336	103,932	41,244	101,712
(2,550,583)	(3,424,055)	(527,422)	(974,712)	(138,295)	(579,354)
N/A	10,480,263	N/A	N/A	N/A	N/A
77,704	N/A	N/A	N/A	20,467	N/A
(1,438,742)	9,551,199	(365,957)	(293,855)	(22,289)	(286,759)

44	2,214	N/A	N/A	36	3,264
645	1,238	N/A	N/A	181	498
(11,952)	(34,118)	N/A	N/A	(421)	(6,937)
N/A	31,396	N/A (a)	N/A	N/A	N/A
(78,081)	N/A	N/A	N/A	(20,580)	N/A
(89,344)	730	N/A	N/A	(20,784)	(3,175)

171,542	402,044	80,954	210,190	17,306	154,499
18,446	30,961	7,677	17,124	3,954	6,759
(337,496)	(217,060)	(228,492)	(179,033)	(9,239)	(64,276)
N/A	209,069	N/A	N/A	N/A	N/A
(147,508)	425,014	(139,861)	48,281	12,021	96,982

—	481,705	—	—	—	—
56	18	8	18	8	18
(469,344)	(520,713)	—	—	—	—
N/A	3,194	N/A	N/A	N/A	N/A
(469,288)	(35,796)	8	18	8	18

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,301,535	$5,473,245
Net realized gain (loss) on investments and futures contracts	863,363	(736,997)
Net unrealized appreciation (depreciation) of investments and futures contracts	5,011,413	(4,825,351)
Net increase (decrease) in net assets resulting from operations	8,176,311	(89,103)

Distributions to Shareholders
Class A	(2,138,799)	(5,079,176)
Class B (a)	(10,756)	(29,849)
Advisor Class	(163,912)	(371,606)
Institutional Class	(103)	(227)
Total distributions	(2,313,570)	(5,480,858)

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
OREGON
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

$703,531	$1,576,917
237,715	(230,188)
1,140,127	(1,358,182)
2,081,373	(11,453)

(631,534)	(1,436,303)
(5)	(47)
(67,519)	(141,015)
(95)	(195)
(699,153)	(1,577,560)

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Trust Share Transactions
Class A:
Proceeds from shares sold	3,491,291	8,556,177
Reinvestment of distributions	1,663,609	3,990,865
Cost of shares redeemed	(11,628,690)	(19,401,886)
Shares issued in conversion (a)	1,052,171	N/A
	(5,421,619)	(6,854,844)
Class B:
Proceeds from shares sold	350	5,651
Reinvestment of distributions	5,782	15,372
Cost of shares redeemed	(81,588)	(118,177)
Shares converted to Class A (a)	(1,052,171)	N/A
	(1,127,627)	(97,154)
Advisor Class:
Proceeds from shares sold	609,408	2,950,070
Reinvestment of distributions	159,372	359,696
Cost of shares redeemed	(3,945,292)	(1,407,147)
	(3,176,512)	1,902,619
Institutional Class:
Proceeds from shares sold	—	—
Reinvestment of distributions	103	228
Cost of shares redeemed	—	—
	103	228
Net decrease from trust share transactions	$(9,725,655)	$(5,049,151)
Net decrease in net assets	(3,862,914)	(10,619,112)

Net Assets
Beginning of year	160,687,827	171,306,939
End of year	$156,824,913	$160,687,827

(a)	All Class B shares were converted into Class A shares on June 14. 2019.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
OREGON
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

1,652,720	5,374,599
525,561	1,179,520
(4,316,065)	(8,764,777)
1,185	N/A
(2,136,599)	(2,210,658)

160	2,520
4	45
(3,913)	(4,116)
(1,185)	N/A
(4,934)	(1,551)

944,927	2,140,165
48,850	114,439
(1,511,713)	(1,633,420)
(517,936)	621,184

—	—
94	196
—	—
94	196
$(2,659,375)	$(1,590,829)
(1,277,155)	(3,179,842)

53,143,078	56,322,920
$51,865,923	$53,143,078

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUNDS
	NEW YORK
	1/1/19 to 6/30/2019	1/1/18 to 12/31/2018
Trust Shares Issued and Redeemed
Class A:
Sold	250,607	617,586
Issued for distributions reinvested	118,830	289,367
Redeemed	(834,099)	(1,407,926)
Issued in conversion (a)	74,044	N/A
Net decrease in Class A trust shares outstanding	(390,618)	(500,973)

Class B:
Sold	25	409
Issued for distributions reinvested	414	1,116
Redeemed	(5,897)	(8,575)
Converted to Class A (a)	(74,148)	N/A
Net decrease in Class B trust shares outstanding	(79,606)	(7,050)

Advisor Class:
Sold	43,713	213,722
Issued for distributions reinvested	11,384	26,074
Redeemed	(280,203)	(102,233)
Net increase (decrease) in Advisor Class trust shares outstanding	(225,106)	137,563

Institutional Class:
Sold	—	—
Issued for distributions reinvested	7	17
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	7	17

(a)	All Class B shares were converted to Class A shares on June 14, 2019.

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
OREGON
1/1/19 to 6/30/2019	1/1/18 to 12/31/2018

125,681	411,304
39,799	90,430
(327,020)	(672,995)
89	N/A
(161,451)	(171,261)

12	195
—	3
(298)	(317)
(89)	N/A
(375)	(119)

71,915	164,867
3,706	8,795
(114,336)	(126,047)
(38,715)	47,615

—	—
7	15
—	—
7	15

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, New Jersey, New York and Oregon Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers and other available information in determining value. If prices are not readily available or are determined to be unreliable, the securities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2019:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	$—	$623,292,065	$—
Tax Exempt Opportunities	—	433,905,339	—
California	—	50,736,251	—
New Jersey	—	45,979,500	—
New York	—	154,881,078	—
Oregon	—	48,609,466	—

Investments in Short-Term Tax Exempt Investments:
New Jersey	—	750,000	—
Oregon	—	3,000,000	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2019. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2018, capital loss carryovers were as follows:

		Not Subject to Expiration
Fund	Total	Short-Term	Long-Term	Utilized[1]
Tax Exempt Income	$14,420,032	$14,420,032	$—	$510,668
Tax Exempt Opportunities	3,727,751	3,727,751	—	—
California	1,295,468	1,198,604	96,864	462,946
New Jersey	515,573	222,708	292,865	52,793
New York	3,403,750	2,863,812	539,938	496,915
Oregon	1,637,567	1,018,215	619,352	—

[1]	During the year ended December 31, 2018, the Funds utilized capital loss carryovers as noted.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 – 2018, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on, the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2019, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $16,856 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”) and inverse floating rate securities (“inverse floaters”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2019, Oregon held investments in futures contracts.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2019, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

For the six months ended June 30, 2019, the effect of derivative instruments in the Statement of Operations is as follows:

Fund	Net Realized Loss on Futures Contracts	Net Unrealized Gain on Futures Contracts
Oregon	$(33,782)	$33,697

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated three classes of shares, Class A, Advisor Class and Institutional Class shares (each, a “Class”). All Class B shares were converted to Class A shares effective June 14, 2019, except for California Tax Exempt Fund whose Class B shares were liquidated on April 12, 2017. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Board and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 4.00% of the amount invested and are subject to distribution plan fees as described in Note 5. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and shareholder servicing costs) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

4. Security Transactions—For the six months ended June 30, 2019, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$130,160,562	$158,710,908
Tax Exempt Opportunities	173,002,671	203,068,277
California	16,899,665	23,618,347
New Jersey	18,150,926	19,168,338
New York	31,661,113	40,201,033
Oregon	19,360,501	24,959,839

At June 30, 2019, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$587,206,829	$36,539,925	$454,689	$36,085,236
Tax Exempt Opportunities	408,483,275	25,614,395	192,331	25,422,064
California	47,073,538	3,662,713	—	3,662,713
New Jersey	43,696,535	3,032,965	—	3,032,965
New York	144,746,081	10,139,122	4,125	10,134,997
Oregon	48,465,366	3,156,377	12,277	3,144,100

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investor Services, Inc. (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2019, total trustees’ fees accrued by the Funds amounted to $60,640.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Tax Exempt Income Fund—.60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six month period ended June 30, 2019, FIMCO has waived $147,366 in advisory fees to limit the advisory fee to .55% of the Fund’s daily net assets.

Tax Exempt Opportunities Fund—.55% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .49% on average daily net assets over $1.5 billion.

California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund—.50% on the first $500 million of the average daily net assets, declining by .02% on each $500 million thereafter, down to .44% on average daily net assets over $1.5 billion.

For the six months ended June 30, 2019, advisory fees accrued by the Funds to FIMCO were $3,887,793 of which $147,366 was waived by FIMCO as noted above.

Green Square Capital Advisors, LLC serves as a subadviser to the Funds. The subadviser is paid by FIMCO and not by the Funds.

For the six months ended June 30, 2019, FFS, as underwriter, received $541,085 in commissions from the sale of shares of the Funds after allowing $84,021 to other dealers. Shareholder servicing costs included $364,688 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, is authorized to pay FFS a fee up to .25%, effective April 1, 2019, of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Prior to April 1, 2019, the fee was up to .30% of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Prior to the conversion of Class B shares on June 14, 2019, each Fund was authorized to pay FFS a fee up to 1% of the average daily net assets of Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2019, total distribution plan fees accrued to FFS by the Funds amounted to $1,765,393.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2019

6. Reorganization of Certain Single State Tax Exempt Funds into Tax Exempt Opportunities Fund—On December 14, 2018, the Tax Exempt Opportunities Fund acquired all of the net assets of the First Investors Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund, (collectively, “Single State Tax Exempt Funds”), each a series of the Trust, in connection with a tax-free reorganization that was approved by the Board of the Trust. The following chart shows the number of shares issued by Tax Exempt Opportunities Fund:

	Tax Opportunities Shares Issued
Fund	Class A	Class B	Advisor Class	Institutional Class
Connecticut	1,424,664	7,143	—	399
Massachusetts	1,165,372	9,311	26,494	399
Michigan	976,905	357	52,047	401
Minnesota	810,950	996	1,511	397
North Carolina	1,104,965	1,415	90,453	395
Ohio	986,316	1,332	6,636	398
Pennsylvania	2,009,991	4,906	28,947	404
Virginia	2,001,100	5,936	2,981	401
Totals	10,480,263	31,396	209,069	3,194

In return, Tax Exempt Opportunities Fund received the following net assets of each Single State Tax Exempt Fund, (which included the indicated amounts of net unrealized appreciation and accumulated net realized losses):

		Including
Fund	Acquired Net Assets	Net Unrealized Appreciation	Net Accumulated Realized Losses
Connecticut	$22,783,609	$406,156	$(537,092)
Massachusetts	19,115,349	800,109	(670,177)
Michigan	16,382,708	472,038	(68,200)
Minnesota	12,947,116	375,941	(284,275)
North Carolina	19,048,832	236,459	(621,033)
Ohio	15,823,973	418,932	(297,640)
Pennsylvania	32,521,360	973,328	(35,792)
Virginia	31,982,253	879,959	(1,231,242)
Totals	$170,605,200	$4,562,922	$(3,745,451)

The Tax Exempt Opportunities Fund shares were issued at their current net asset values as of the date of the reorganization. The net assets of the Tax Exempt Opportunities Fund immediately before the acquisition was $281,952,780 consisting of $255,443,417 Class A, $18,127,789 Advisor Class, $915,566 Class B and $7,466,008 Institutional Class.

7. Matters Submitted to a Vote by Shareholders—On April 9, 2019, The Independent Order of Foresters, the ultimate parent company of Foresters Investment Management Company, Inc. (“FIMCO”), which is the investment adviser to the separate series of the First Investors Income Funds, First Investors Equity Funds, First Investors Tax Exempt Funds and First Investors Life Series Funds (the “Funds”), Foresters Financial Services, Inc. (“FFS”), which is the Funds’ distributor, and Foresters Investor Services, Inc. (“FIS”), which is the Funds’ transfer agent, announced that it has entered into the two definitive purchase agreements described below that, once completed, will result in the sale of its U.S. North American Asset Management businesses.

First, FIMCO has entered into an Asset Purchase Agreement with Macquarie Management Holdings, Inc. (“Macquarie”) whereby Macquarie, a global investment management firm headquartered in Philadelphia, Pennsylvania, will purchase FIMCO’s assets related to the mutual fund management business, including the Funds (the “Transaction”). The Transaction is not expected to result in any material changes to the Funds’ investment objectives and principal investment strategies. However, upon the completion of the Transaction, Macquarie expects that each Fund will be reorganized into a substantially similar fund that is managed by Delaware Management Company, a subsidiary of Macquarie (the “Reorganizations”). The Transaction is expected to be completed during the fourth calendar quarter of 2019, pending the satisfaction of certain closing conditions. The Funds’ Board of Trustees approved the Reorganizations on June 10, 2019. Fund shareholders have been mailed a proxy statement and will be asked to vote at a special shareholder meeting on October 1, 2019.

Second, FFS and Foresters Advisory Services, LLC (“FAS”) entered into an Asset Purchase Agreement with Cetera Financial Group, Inc. (“Cetera”), a U.S.-based wealth management firm headquartered in Denver, Colorado. On June 20, 2019, Cetera completed the purchase of FFS’ retail brokerage business and FAS’ retail advisory business.

8. Subsequent Events—Subsequent events occurring after June 30, 2019 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT INCOME FUND
Class A
2014	$9.56	$.395	$.444	$.839	$.389	—	$.389	$10.01
2015	10.01	.392	(.143)	.249	.389	—	.389	9.87
2016	9.87	.379	(.360)	.019	.389	—	.389	9.50
2017	9.50	.359	(.074)	.285	.365	—	.365	9.42
2018	9.42	.324	(.317)	.007	.327	—	.327	9.10
2019(b)	9.10	.140	.241	.381	.141	—	.141	9.34
Advisor Class
2014	9.54	.422	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(.147)	.274	.414	—	.414	9.86
2016	9.86	.408	(.354)	.054	.414	—	.414	9.50
2017	9.50	.386	(.080)	.306	.386	—	.386	9.42
2018	9.42	.348	(.306)	.042	.352	—	.352	9.11
2019(b)	9.11	.151	.231	.382	.152	—	.152	9.34
Institutional Class
2014	9.57	.437	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(.157)	.264	.414	—	.414	9.88
2016	9.88	.410	(.416)	(.006)	.414	—	.414	9.46
2017	9.46	.415	(.099)	.316	.386	—	.386	9.39
2018	9.39	.355	(.310)	.045	.355	—	.355	9.08
2019(b)	9.08	.145	.258	.403	.153	—	.153	9.33

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

8.88%		$645,294	.95%		.95%		3.99%		1.00%		3.94%		11%
2.53		627,297	.95		.95		3.95		1.00		3.90		11
.14		607,985	.96		.96		3.86		1.00		3.82		18
3.05		617,860	.96		.96		3.78		1.01		3.73		34
.11		577,753	.97		.97		3.53		1.02		3.48		88
4.21	††	570,254	.94	†	.94	†	3.07	†	.99	†	3.02	†	21	††

9.17		18,887	.64		.64		4.24		.68		4.20		11
2.80		29,094	.64		.64		4.26		.69		4.21		11
.50		35,947	.65		.65		4.16		.69		4.12		18
3.27		54,245	.66		.66		4.07		.71		4.02		34
.49		62,831	.70		.70		3.80		.75		3.75		88
4.22	††	63,761	.70	†	.70	†	3.31	†	.75	†	3.26	†	21	††

9.14		5,667	.63		.63		4.36		.67		4.32		11
2.69		7,124	.63		.63		4.25		.67		4.21		11
(.13)		3,762	.64		.64		4.15		.68		4.11		18
3.40		4,120	.64		.64		4.38		.69		4.33		34
.52		3,777	.64		.64		3.87		.69		3.82		88
4.47	††	7	.62	†	.62	†	3.21	†	.67	†	3.16	†	21	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
TAX EXEMPT OPPORTUNITIES FUND
Class A
2014	$15.81	$.552	$1.241	$1.793	$.533	—	$.533	$17.07
2015	17.07	.548	(.032)	.516	.546	—	.546	17.04
2016	17.04	.555	(.523)	.032	.552	—	.552	16.52
2017	16.52	.551	.086	.637	.607	—	.607	16.55
2018	16.55	.485	(.562)	(.077)	.483	—	.483	15.99
2019(b)	15.99	.231	.594	.825	.235	—	.235	16.58
Advisor Class
2014	15.79	.583	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(.025)	.554	.564	—	.564	17.04
2016	17.04	.582	(.532)	.050	.570	—	.570	16.52
2017	16.52	.569	.097	.666	.606	—	.606	16.58
2018	16.58	.519	(.555)	(.036)	.524	—	.524	16.02
2019(b)	16.02	.254	.588	.842	.252	—	.252	16.61
Institutional Class
2014	15.84	.568	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(.046)	.544	.564	—	.564	17.09
2016	17.09	.609	(.529)	.080	.570	—	.570	16.60
2017	16.60	.483	.201	.684	.634	—	.634	16.65
2018	16.65	.537	(.662)	(.125)	.545	—	.545	15.98
2019(b)	15.98	.265	.568	.833	.253	—	.253	16.56

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
		Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*	Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses	Net Investment Income	Portfolio Turnover Rate

11.46%	$265,621	.99%		.99%		3.31%		1.04%	3.26%	70%
3.08	265,258	.99		.99		3.23		1.04	3.18	59
.13	268,466	1.00		1.00		3.24		1.05	3.19	50
3.91	280,412	1.00		1.00		3.32		1.05	3.27	69
(.44)	423,773	1.01		1.01		3.02		1.01	3.02	135
5.19 ††	415,528	.95	†	.95	†	2.86	†	N/A	N/A	39	††

11.55	3,684	.78		.78		3.46		.83	3.41	70
3.31	4,165	.81		.81		3.41		.86	3.36	59
.23	5,909	.84		.84		3.40		.89	3.35	50
4.09	15,017	.84		.84		3.43		.89	3.38	69
(.18)	21,317	.80		.80		3.22		.80	3.22	135
5.29 ††	19,657	.66	†	.66	†	3.14	†	N/A	N/A	39	††

11.57	1	.66		.66		3.64		.71	3.59	70
3.24	6	.66		.66		3.56		.71	3.51	59
.41	6	.69		.69		3.55		.74	3.50	50
4.18	8,472	.70		.70		2.91		.75	2.86	69
(.71)	7,555	.66		.66		3.35		.66	3.35	135
5.25 ††	61	.64	†	.64	†	3.34	†	N/A	N/A	39	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2014	$12.18	$.448	$.831	$1.279	$.439	—	$.439	$13.02
2015	13.02	.435	.007	.442	.442	—	.442	13.02
2016	13.02	.430	(.428)	.002	.442	—	.442	12.58
2017	12.58	.412	.058	.470	.420	—	.420	12.63
2018	12.63	.386	(.359)	.027	.387	—	.387	12.27
2019(b)	12.27	.172	.480	.652	.172	—	.172	12.75
Advisor Class
2014	12.16	.481	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	.004	.476	.486	—	.486	12.99
2016	12.99	.470	(.424)	.046	.486	—	.486	12.55
2017	12.55	.453	.057	.510	.460	—	.460	12.60
2018	12.60	.424	(.347)	.077	.427	—	.427	12.25
2019(b)	12.25	.189	.470	.659	.189	—	.189	12.72
Institutional Class
2014	12.20	.456	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(.013)	.446	.486	—	.486	13.00
2016	13.00	.466	(.430)	.036	.486	—	.486	12.55
2017	12.55	.451	.069	.520	.460	—	.460	12.61
2018	12.61	.424	(.359)	.065	.425	—	.425	12.25
2019(b)	12.25	.189	.470	.659	.189	—	.189	12.72

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses	Net Investment Income	Portfolio Turnover Rate

10.62%		$47,909	.99%		.99%		3.51%		1.06%	3.44%	47%
3.46		48,610	.97		.97		3.36		1.05	3.28	76
(.06)		48,658	.95		.95		3.29		1.05	3.19	42
3.78		53,998	.96		.96		3.25		1.06	3.15	19
.24		48,853	.97		.97		3.13		1.00	3.10	48
5.35	††	46,076	.95	†	.95	†	2.78	†	N/A	N/A	31	††

10.86		804	.69		.69		3.73		.76	3.66	47
3.74		2,400	.66		.66		3.66		.75	3.57	76
.28		5,851	.62		.62		3.61		.72	3.51	42
4.11		7,057	.62		.62		3.58		.72	3.48	19
.65		7,447	.64		.64		3.45		.67	3.42	48
5.42	††	5,956	.67	†	.67	†	3.07	†	N/A	N/A	31	††

10.82		1	.67		.67		3.83		.74	3.76	47
3.50		6	.65		.65		3.68		.73	3.60	76
.20		6	.62		.62		3.62		.72	3.52	42
4.19		6	.65		.65		3.56		.75	3.46	19
.55		7	.65		.65		3.44		.68	3.41	48
5.42	††	7	.67	†	.67	†	3.06	†	N/A	N/A	31	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW JERSEY FUND
Class A
2014	$12.60	$.475	$.618	$1.093	$.473	—	$.473	$13.22
2015	13.22	.460	(.181)	.279	.459	—	.459	13.04
2016	13.04	.435	(.348)	.087	.437	—	.437	12.69
2017	12.69	.429	.090	.519	.429	—	.429	12.78
2018	12.78	.412	(.379)	.033	.413	—	.413	12.40
2019(b)	12.40	.179	.419	.598	.178	—	.178	12.82
Advisor Class
2014	12.57	.506	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(.172)	.325	.495	—	.495	13.03
2016	13.03	.474	(.345)	.129	.479	—	.479	12.68
2017	12.68	.464	.081	.545	.465	—	.465	12.76
2018	12.76	.444	(.378)	.066	.446	—	.446	12.38
2019(b)	12.38	.194	.420	.614	.194	—	.194	12.80
Institutional Class
2014	12.62	.473	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(.197)	.278	.498	—	.498	13.01
2016	13.01	.471	(.337)	.134	.484	—	.484	12.66
2017	12.66	.466	.079	.545	.465	—	.465	12.74
2018	12.74	.445	(.381)	.064	.444	—	.444	12.36
2019(b)	12.36	.195	.422	.617	.197	—	.197	12.78

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses	Net Investment Income	Portfolio Turnover Rate

8.78%		$49,263	.97%		.97%		3.64%		1.04%	3.57%	30%
2.16		46,060	.96		.96		3.52		1.05	3.43	48
.61		47,698	.95		.95		3.31		1.05	3.21	25
4.13		48,917	.94		.94		3.35		1.04	3.25	44
.29		43,895	.95		.95		3.31		.98	3.28	20
4.86	††	45,099	.94	†	.94	†	2.87	†	N/A	N/A	39	††

9.04		478	.67		.67		3.86		.74	3.79	30
2.52		866	.65		.65		3.81		.74	3.72	48
.93		1,289	.64		.64		3.62		.74	3.52	25
4.36		2,114	.66		.66		3.63		.76	3.53	44
.56		3,251	.68		.68		3.57		.71	3.54	20
5.00	††	3,516	.67	†	.67	†	3.11	†	N/A	N/A	39	††

8.83		1	.66		.66		3.95		.73	3.88	30
2.16		6	.65		.65		3.83		.74	3.74	48
.97		6	.64		.64		3.62		.74	3.52	25
4.36		6	.64		.64		3.65		.75	3.54	44
.55		7	.67		.67		3.58		.70	3.55	20
5.02	††	7	.66	†	.66	†	3.13	†	N/A	N/A	39	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW YORK FUND
Class A
2014	$14.12	$.539	$.712	$1.251	$.531	—	$.531	$14.84
2015	14.84	.529	(.127)	.402	.532	—	.532	14.71
2016	14.71	.528	(.486)	.042	.532	—	.532	14.22
2017	14.22	.486	(.026)	.460	.500	—	.500	14.18
2018	14.18	.454	(.459)	(.005)	.455	—	.455	13.72
2019(b)	13.72	.202	.520	.722	.202	—	.202	14.24
Advisor Class
2014	14.09	.573	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(.118)	.454	.564	—	.564	14.70
2016	14.70	.572	(.488)	.084	.564	—	.564	14.22
2017	14.22	.529	(.026)	.503	.533	—	.533	14.19
2018	14.19	.497	(.458)	.039	.499	—	.499	13.73
2019(b)	13.73	.221	.520	.741	.221	—	.221	14.25
Institutional Class
2014	14.14	.554	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(.133)	.424	.564	—	.564	14.72
2016	14.72	.569	(.495)	.074	.564	—	.564	14.23
2017	14.23	.526	(.021)	.505	.535	—	.535	14.20
2018	14.20	.495	(.457)	.038	.498	—	.498	13.74
2019(b)	13.74	.219	.521	.740	.220	—	.220	14.26

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses	Net Investment Income	Portfolio Turnover Rate

8.96%		$149,367	.94%		.94%		3.69%		1.01%	3.62%	28%
2.76		144,162	.93		.93		3.60		1.01	3.52	36
.22		152,145	.92		.92		3.59		1.02	3.49	19
3.27		160,514	.91		.91		3.40		1.01	3.30	33
.00		148,451	.91		.91		3.29		.94	3.26	47
5.29	††	148,468	.91	†	.91	†	2.92	†	N/A	N/A	20	††

9.13		3,581	.64		.64		3.89		.71	3.82	28
3.13		6,304	.62		.62		3.90		.71	3.81	36
.51		7,282	.61		.61		3.89		.71	3.79	19
3.58		9,559	.61		.61		3.70		.71	3.60	33
.31		11,140	.60		.60		3.60		.63	3.57	47
5.44	††	8,350	.62	†	.62	†	3.19	†	N/A	N/A	20	††

9.09		1	.62		.62		4.01		.69	3.94	28
2.92		6	.61		.61		3.92		.69	3.84	36
.44		6	.60		.60		3.90		.70	3.80	19
3.59		6	.64		.64		3.68		.74	3.58	33
.31		6	.62		.62		3.58		.65	3.55	47
5.42	††	7	.64	†	.64	†	3.16	†	N/A	N/A	20	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OREGON FUND
Class A
2014	$13.10	$.446	$.729	$1.175	$.445	—	$.445	$13.83
2015	13.83	.429	(.105)	.324	.434	—	.434	13.72
2016	13.72	.425	(.413)	.012	.402	—	.402	13.33
2017	13.33	.402	.085	.487	.427	—	.427	13.39
2018	13.39	.370	(.380)	(.010)	.370	—	.370	13.01
2019(b)	13.01	.173	.349	.522	.172	—	.172	13.36
Advisor Class
2014	13.07	.481	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(.107)	.364	.474	—	.474	13.69
2016	13.69	.467	(.401)	.066	.456	—	.456	13.30
2017	13.30	.441	.072	.513	.453	—	.453	13.36
2018	13.36	.407	(.368)	.039	.409	—	.409	12.99
2019(b)	12.99	.190	.338	.528	.188	—	.188	13.33
Institutional Class
2014	13.12	.460	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(.118)	.337	.477	—	.477	13.71
2016	13.71	.465	(.407)	.058	.468	—	.468	13.30
2017	13.30	.436	.082	.518	.458	—	.458	13.36
2018	13.36	.403	(.380)	.023	.403	—	.403	12.98
2019(b)	12.98	.189	.340	.529	.189	—	.189	13.32

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(a)	Based on average shares outstanding during the period noted.
(b)	For the period January 1, 2019 to June 30, 2019.
†	Annualized
††	Not Annualized

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A
			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Period (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses	Net Investment Income	Portfolio Turnover Rate

9.06%		$47,248	.99%		.99%		3.27%		1.06%	3.20%	25%
2.39		49,015	.98		.98		3.13		1.06	3.05	27
.03		51,480	.95		.95		3.08		1.05	2.98	34
3.70		52,210	.95		.95		3.00		1.05	2.90	30
(.04)		48,527	.96		.96		2.84		.99	2.81	49
4.03	††	47,650	.94	†	.94	†	2.65	†	N/A	N/A	37	††

9.24		2,698	.66		.66		3.50		.73	3.43	25
2.69		2,315	.67		.67		3.44		.75	3.36	27
.42		3,048	.64		.64		3.39		.74	3.29	34
3.91		4,100	.64		.64		3.30		.74	3.20	30
.33		4,605	.66		.66		3.13		.69	3.10	49
4.09	††	4,209	.69	†	.69	†	2.91	†	N/A	N/A	37	††

9.21		1	.66		.66		3.60		.73	3.53	25
2.48		6	.66		.66		3.45		.74	3.37	27
.36		6	.63		.63		3.39		.73	3.29	34
3.95		6	.68		.68		3.27		.78	3.17	30
.21		6	.69		.69		3.10		.72	3.07	49
4.10	††	7	.67	†	.67	†	2.91	†	N/A	N/A	37	††

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Directors of
First Investors Tax Exempt Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the Single State Tax Exempt Funds comprising the California, New Jersey, New York, and Oregon Funds (the “Funds”), each a series of the First Investors Tax Exempt Funds (the “Trust”), including the portfolio of investments, as of June 30, 2019, the related statement of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2019, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1978.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 29, 2019

Board Considerations of Advisory Contracts and Fees
(uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreement with Green Square Asset Management, LLC

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (and sub-advisory agreement, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has six regularly scheduled meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (and sub-advisory agreement, as applicable). In particular, the Board and its standing committees also consider at each meeting at least certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement (and sub-advisory agreement, as applicable), including investment performance, sub-adviser updates and reviews, reports with respect to brokerage and portfolio transactions, portfolio turnover rates, risk management (including as it relates to cybersecurity risk), compliance monitoring, and the services and support provided to each fund and its shareholders. In addition the Board meets with representatives of the sub-adviser in person at least once per year.

On April 18, 2019 (the “April Meeting”), the Independent Trustees met telephonically with senior management personnel of Foresters Investment Management Company, Inc. (“FIMCO”), which is the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (and sub-advisory agreement, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement (or sub-advisory agreement, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met telephonically in executive session with Independent Legal Counsel on April 15, 2019, prior to the April Meeting, to consider the continuation of the advisory agreement (or sub-advisory agreement, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 16, 2019 (the “May Meeting”). In addition, Independent Legal Counsel, in conjunction with the Board, and personnel from FIMCO reviewed the sub-adviser’s response in connection with the request for information with respect to the sub-advisory agreement and requested follow-up information or clarifications from the sub-adviser, as applicable, which was provided prior to the May Meeting.

Board Considerations of Advisory Contracts and Fees
(continued) (uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) with Green Square Asset Management, LLC (“Green Square”) with respect to the Tax Exempt Income Fund and Tax Exempt Opportunities Fund (collectively referred to as the “Sub-Advised Funds”).

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreement for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-adviser to the Sub-Advised Funds, presentations given by representatives of FIMCO and Green Square and various reports on compliance and other services provided by FIMCO and its affiliates.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Broadridge (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds and, as applicable, services in connection with selecting, overseeing and evaluating the sub-adviser; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Foresters Investor Services, Inc. (“FIS”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and the sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information regarding the compensation of FIMCO’s and the sub-adviser’s advisory personnel; FIMCO’s and the sub-adviser’s investment management process; FIMCO’s and the sub-adviser’s compliance program; the time and attention of FIMCO’s and the sub-adviser’s personnel devoted to the management of the Funds; FIMCO’s and the sub-adviser’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO and the sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO related to the decision by The Independent Order of Foresters, the parent company of FIMCO, to sell its U.S. North American Asset Management businesses including FIMCO and that part of FIMCO’s business relating to the operation of the Funds to Macquarie Management Holdings, Inc., which would result in the reorganization of each of the Funds into corresponding series of the Delaware Funds by Macquarie (the “Reorganizations”), and that such Reorganizations were expected to be completed during the last quarter of the year, if approved by the Board at a meeting to be held on June 10, 2019, and by shareholders of the Funds. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Green Square furnished, and the Board reviewed, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by Green Square to the Sub-Advised Funds; (2) the sub-advisory fee rates charged by Green Square and a comparison of those fee rates to the fee rates of Green Square for providing advisory services to other investment companies or accounts, as applicable, with an investment mandate similar to the Sub-Advised Funds; (3) profitability and/or financial information provided by Green Square; and (4) any “fall out” or ancillary benefits accruing to Green Square as a result of the relationship with each Sub-Advised Fund. The Board also considered FIMCO’s representations that it found the sub-adviser responses to the information requests in connection with the renewal of the Sub-Advisory Agreement to be satisfactory and to raise no issues of general concern.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel prior to the April Meeting and prior to and during the May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreement for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and the Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being

Board Considerations of Advisory Contracts and Fees
(continued) (uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and the Sub-Advisory Agreement and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and the Sub-Advisory Agreement with Green Square.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies as well as new laws and regulatory initiatives; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring the sub-adviser on an ongoing basis, including, but not limited to, monitoring the sub-adviser’s investment performance, evaluating the sub-adviser’s compliance program on an annual basis and monitoring investments for compliance purposes, portfolio allocation and best execution. The Board noted that FIMCO provided the same sorts of administrative and other services, except for direct management of the portfolio, for the Sub-Advised Funds as it does for the other funds that do not employ a sub-adviser. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including the manner in which portfolio managers and analysts are provided significant incentive compensation for good Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that FIS is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, FIS can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through Foresters Financial Services, Inc. (“FFS”), which is an affiliate of FIMCO.

Furthermore, the Board considered the nature, extent and quality of the investment management services provided by Green Square to the Sub-Advised Funds. The Board considered Green Square’s investment management process in managing the Sub-Advised Funds and the experience and capability of its personnel responsible for the portfolio management of the Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by the sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each Sub-Advised Fund to FIMCO and the fees paid by FIMCO to the sub-adviser, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the Sub-Advised Funds by Green Square were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable, and supported approval of the Advisory Agreement and the Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Broadridge. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the total return information provided by FIMCO for each Fund through April 30, 2019. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage. The Board also considered a special performance report prepared by FIMCO analyzing the performance of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and New Jersey Tax Exempt Fund. The Board considered not only each Sub-

Board Considerations of Advisory Contracts and Fees
(continued) (uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

Advised Fund’s overall performance but also the separate performance of the sleeve managed by Green Square for each Sub-Advised Fund.

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that: (i) the Tax Exempt Income Fund fell within the fifth quintile for the 1-year period and 3-year period and in the third quintile for the 5-year period; (ii) the Tax Exempt Opportunities Fund fell within the fifth quintile for each of the performance periods shown by Broadridge; (iii) the California Tax Exempt Fund fell within the fifth quintile for the 3-year period and 5-year period and the fourth quintile for the 1-year period; (iv) the New Jersey Tax Exempt Fund fell within the fifth quintile for the 1-year period and 3-year period and the fourth quintile for the 5-year period; (v) the New York Tax Exempt Fund fell within the fifth quintile for the 3-year period and 5-year period and the fourth quintile for the 1-year period; and (vi) the Oregon Tax Exempt Fund fell within the fifth quintile for the 1-year period, fourth quintile for the 3-year period and second quintile for the 5-year period. With respect to the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and New Jersey Tax Exempt Fund, the Board considered FIMCO’s explanations regarding each Fund’s underperformance and strategy going forward.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund fell within the first quintile for each of the past five calendar years; (ii) the Tax Exempt Opportunities Fund fell within one of the top three quintiles for three of the past five calendar years; (iii) the California Tax Exempt Fund fell within one of the top three quintiles for four of the past five calendar years; and (iv) the New Jersey Tax Exempt Fund, New York Tax Exempt Fund and Oregon Tax Exempt Fund fell within one of the top three quintiles for each of the past five calendar years. The Board also considered management’s explanation that yield is a significant consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Broadridge as well as FIMCO’s representation that it believes that the Funds generally use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreement for the Sub-Advised Funds.

The Board reviewed the information compiled by Broadridge comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. In particular, the Board noted that: (i) the Tax Exempt Income Fund’s contractual and actual management fees were in the fifth quintile of its Peer Group; (ii) the Tax Exempt Opportunities Fund’s contractual management fee was in the third quintile and actual management fee was in the fifth quintile of its Peer Group; (iii) the California Tax Exempt Fund’s contractual management fee was in the second quintile and actual management fee was in the fourth quintile of its Peer Group; (iv) the New Jersey Tax Exempt Fund’s contractual management fee was in the third quintile and actual management fee was in the fourth quintile of its Peer Group; (v) the New York Tax Exempt Fund’s contractual management fee was in the third quintile and actual management fee was in the fifth quintile of its Peer Group; and (vi) the Oregon Tax Exempt Fund’s contractual management fee was in the second quintile and actual management fee was in the fifth quintile of its Peer Group.

The Board also reviewed the information compiled by Broadridge comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and Rule 12b-1/non-Rule 12b-1 shareholder service fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund was not in the top three quintiles of their respective Peer Groups. The Board also considered that FIMCO had proposed, and the Board had previously approved, to lower the Rule 12b-1 fee by 5 basis points for each of the Funds effective as of April 1, 2019 and that, as a result, the total expense ratios of the Funds would be reduced going forward. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expense ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Broadridge expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Broadridge’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Broadridge’s methodology, the Board believed that the data provided by Broadridge was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Green Square with regard to the Sub-Advised Funds, the Board noted that FIMCO pays Green Square a sub-advisory fee from its own advisory fee rather than each Fund paying Green Square a fee

Board Considerations of Advisory Contracts and Fees
(continued) (uaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

directly. Green Square provided, and the Board reviewed, information comparing the fees charged by Green Square for services to the Sub-Advised Funds versus the fee rates of Green Square for providing advisory services to other comparable investment companies or accounts, as applicable. Based on a review of this information, the Board noted that the fees charged by Green Square for services to each Sub-Advised Fund appeared competitive to the fees Green Square charges to its other comparable investment companies or accounts, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2018, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is substantially lower than the average of such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. Based on the information provided, the Board also noted that FIMCO operates the California Tax Exempt Fund, New Jersey Tax Exempt Fund and Oregon Tax Exempt Fund at a loss. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered the profitability and/or financial information provided by Green Square.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO and Green Square as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO (but not Green Square) may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and Green Square must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned by FIS and the revenues received by FFS as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and the Sub-Advisory Agreement.

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

E. Blake Moore Jr.
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Scott K. Richardson
Secretary

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Subadviser

Green Square Capital Advisors, LLC

The Crescent Center
6075 Poplar Avenue
Memphis, Tennessee 38119

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

240 Greenwich Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered

Public Accounting Firm

Tait, Weller & Baker LLP

Two Liberty Place
50 South 16th Street
Philadelphia, PA 19102

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-PORT, for the first and third quarters of each fiscal year. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

Foresters Financial 40 Wall Street New York, NY 10005

TESAR

Item 2. Code of Ethics

Not applicable for semi-annual report

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to open-end investment companies

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ E. Blake Moore Jr.
E. Blake Moore Jr.
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: August 29, 2019